Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 30.9%
Australia - 1.3%
Ampol Ltd.	2,604	$ 53,090
ANZ Group Holdings Ltd.	32,867	506,484
APA Group	12,610	85,662
Aristocrat Leisure Ltd.	6,537	163,441
ASX Ltd. (A)	2,106	91,970
Aurizon Holdings Ltd.	20,177	45,446
BHP Group Ltd.	109,436	3,459,702
BlueScope Steel Ltd.	5,073	68,665
Brambles Ltd.	15,128	136,398
Cochlear Ltd.	716	113,987
Coles Group Ltd.	14,492	175,102
Commonwealth Bank of Australia (A)	18,277	1,206,748
Computershare Ltd.	5,864	85,176
CSL Ltd.	5,216	1,010,185
Dexus, REIT	11,773	59,522
Endeavour Group Ltd.	14,647	66,546
Fortescue Metals Group Ltd.	51,416	772,863
Goodman Group, REIT	18,433	233,912
GPT Group, REIT	20,604	58,881
IDP Education Ltd. (A)	2,236	41,206
IGO Ltd.	7,219	61,904
Insurance Australia Group Ltd.	26,677	83,971
Lendlease Corp. Ltd.	7,467	36,339
Lottery Corp. Ltd.	23,882	82,139
Macquarie Group Ltd.	3,957	468,508
Medibank Pvt Ltd.	29,585	66,764
Mineral Resources Ltd.	1,813	98,005
Mirvac Group, REIT	42,825	59,981
National Australia Bank Ltd.	34,945	651,142
Newcrest Mining Ltd.	9,594	171,257
Northern Star Resources Ltd.	12,066	98,943
Orica Ltd.	4,853	50,134
Origin Energy Ltd.	18,807	104,738
Pilbara Minerals Ltd. (A)	27,632	73,512
Qantas Airways Ltd. (B)	9,910	44,233
QBE Insurance Group Ltd.	16,026	156,903
Quintis Pty Ltd. (B) (C) (D) (E)	1,725,383	1
Ramsay Health Care Ltd.	1,959	87,534
REA Group Ltd. (A)	572	53,335
Reece Ltd. (A)	2,510	29,417
Rio Tinto Ltd.	3,972	319,149
Santos Ltd.	34,128	157,071
Scentre Group, REIT	55,954	103,576
SEEK Ltd.	3,618	58,485
Sonic Healthcare Ltd.	4,822	113,042
South32 Ltd.	49,192	144,168
Stockland, REIT	25,823	69,149
Suncorp Group Ltd.	13,563	110,201
Telstra Group Ltd.	43,297	122,591
Transurban Group	33,252	317,503
Treasury Wine Estates Ltd.	7,503	65,867
Vicinity Ltd., REIT	41,427	54,180
Washington H Soul Pattinson & Co. Ltd. (A)	2,317	46,958
Wesfarmers Ltd.	12,148	410,584
Westpac Banking Corp.	37,564	546,917
WiseTech Global Ltd.	1,564	68,900
Woodside Energy Group Ltd.	20,243	452,232
Woolworths Group Ltd. (A)	12,959	329,453

		14,403,772

	Shares	Value
COMMON STOCKS (continued)
Austria - 0.1%
Erste Group Bank AG	13,447	$ 445,490
OMV AG	1,763	80,962
Verbund AG	829	72,109
voestalpine AG	1,404	47,740

		646,301

Belgium - 0.2%
Ageas SA	1,884	81,498
Anheuser-Busch InBev SA	10,131	675,331
D’ieteren Group	289	56,234
Elia Group SA	386	50,974
Groupe Bruxelles Lambert NV (A) (D)	614	52,322
Groupe Bruxelles Lambert NV	547	46,681
KBC Group NV	9,785	672,335
Sofina SA (A)	183	41,101
Solvay SA	865	98,927
UCB SA	1,484	132,634
Umicore SA	2,451	83,141
Warehouses De Pauw CVA, REIT	1,896	56,380

		2,047,558

Bermuda - 0.0% (F)
Arch Capital Group Ltd. (B)	1,656	112,393
Everest Re Group Ltd.	178	63,727

		176,120

Brazil - 0.1%
Vale SA	48,753	772,303

Canada - 1.8%
Agnico Eagle Mines Ltd.	4,712	240,220
Air Canada (A) (B)	1,836	26,015
Algonquin Power & Utilities Corp. (A)	7,217	60,555
Alimentation Couche-Tard, Inc. (A)	8,831	444,000
AltaGas Ltd. (A)	3,068	51,145
ARC Resources Ltd. (A)	6,967	79,026
Bank of Montreal (A)	7,094	631,872
Bank of Nova Scotia (A)	12,609	635,068
Barrick Gold Corp.	18,372	341,068
BCE, Inc. (A)	824	36,911
Brookfield Asset Management Ltd., A Shares (A)	3,755	122,999
Brookfield Corp.	15,374	500,864
BRP, Inc. (A)	411	32,162
CAE, Inc. (A) (B)	3,544	80,137
Cameco Corp. (A)	4,559	119,381
Canadian Apartment Properties, REIT	958	33,606
Canadian Imperial Bank of Commerce (A)	9,493	402,548
Canadian National Railway Co.	6,392	754,223
Canadian Natural Resources Ltd. (A)	12,031	665,778
Canadian Pacific Railway Ltd. (A)	9,886	761,255
Canadian Tire Corp. Ltd., Class A (A)	624	81,432
Canadian Utilities Ltd., Class A (A)	1,451	40,433
CCL Industries, Inc., Class B (A)	1,593	79,137
Cenovus Energy, Inc. (A)	14,852	259,127
CGI, Inc. (B)	2,292	220,890
Constellation Software, Inc.	228	428,655
Descartes Systems Group, Inc. (B)	954	76,998
Dollarama, Inc. (A)	3,021	180,545
Element Fleet Management Corp. (A)	4,205	55,227
Emera, Inc. (A)	2,903	119,256
Empire Co. Ltd., Class A	1,732	46,430
Enbridge, Inc.	21,572	822,497
Fairfax Financial Holdings Ltd.	259	172,251
First Quantum Minerals Ltd. (A)	6,646	152,787

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
FirstService Corp. (A)	455	$ 64,111
Fortis, Inc. (A)	5,106	217,047
Franco-Nevada Corp.	2,147	313,162
George Weston Ltd.	814	107,871
GFL Environmental, Inc. (A)	1,965	67,754
Gildan Activewear, Inc. (A)	1,964	65,249
Great-West Lifeco, Inc. (A)	3,038	80,519
Hydro One Ltd. (G)	3,507	99,851
iA Financial Corp., Inc. (A)	1,193	75,614
IGM Financial, Inc. (A)	932	27,853
Imperial Oil Ltd. (A)	2,433	123,729
Intact Financial Corp. (A)	1,879	268,913
Ivanhoe Mines Ltd., Class A (A) (B)	7,159	64,677
Keyera Corp. (A)	2,386	52,240
Kinross Gold Corp. (A)	13,546	63,746
Loblaw Cos. Ltd. (A)	1,748	159,305
Lululemon Athletica, Inc. (B)	546	198,848
Lumine Group, Inc. (B)	684	7,445
Lundin Mining Corp. (A)	6,986	47,452
Magna International, Inc.	3,082	165,080
Manulife Financial Corp.	20,486	375,918
Metro, Inc. (A)	2,603	143,179
National Bank of Canada (A)	3,663	262,007
Northland Power, Inc. (A)	2,595	65,053
Nutrien Ltd. (A)	5,776	426,565
Nuvei Corp. (A) (B) (G)	737	32,108
Onex Corp. (A)	829	38,754
Open Text Corp. (A)	2,921	112,669
Pan American Silver Corp. (A)	2,141	39,065
Parkland Corp.	1,689	40,491
Pembina Pipeline Corp.	5,931	192,127
Power Corp. of Canada (A)	5,923	151,373
Quebecor, Inc., Class B (A)	1,676	41,432
Restaurant Brands International, Inc. (A)	3,210	215,496
RioCan, REIT	1,589	23,973
Ritchie Bros Auctioneers, Inc. (A)	1,271	71,511
Rogers Communications, Inc., Class B (A)	3,872	179,461
Royal Bank of Canada	14,919	1,426,771
Saputo, Inc. (A)	2,735	70,768
Shaw Communications, Inc., Class B (A)	5,090	152,305
Shopify, Inc., Class A (A) (B)	12,534	600,964
Sun Life Financial, Inc.	6,283	293,532
Suncor Energy, Inc.	14,585	452,820
TC Energy Corp. (A)	10,916	424,605
Teck Resources Ltd., Class B (A)	5,064	184,912
TELUS Corp.	4,971	98,684
TFI International, Inc.	919	109,661
Thomson Reuters Corp. (A)	1,814	236,015
TMX Group Ltd. (A)	624	63,023
Toromont Industries Ltd. (A)	931	76,416
Toronto-Dominion Bank	19,313	1,156,779
Tourmaline Oil Corp.	3,546	147,770
West Fraser Timber Co. Ltd. (A)	679	48,432
Wheaton Precious Metals Corp.	4,629	222,939
WSP Global, Inc. (A)	1,421	186,134

		19,388,676

Cayman Islands - 0.0% (F)
Sands China Ltd. (B)	26,456	91,908

Chile - 0.0% (F)
Antofagasta PLC	4,153	81,347

Denmark - 0.5%
AP Moller - Maersk AS, Class A	33	58,544
AP Moller - Maersk AS, Class B	53	96,339
Carlsberg AS, Class B	1,053	163,391

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Chr Hansen Holding AS	1,160	$ 88,242
Coloplast AS, Class B	1,300	171,167
Danske Bank AS (B)	7,375	148,376
Demant AS (B)	1,004	35,247
DSV AS	2,027	393,030
Genmab AS (B)	712	269,140
Novo Nordisk AS, Class B	17,643	2,802,083
Novozymes AS, B Shares	2,251	115,258
Orsted AS (G)	2,073	176,760
Pandora AS	978	93,876
ROCKWOOL AS, B Shares	96	23,541
Tryg AS	3,880	84,838
Vestas Wind Systems AS	11,167	325,456

		5,045,288

Finland - 0.2%
Elisa OYJ	1,645	99,212
Fortum OYJ (B)	5,024	76,960
Kesko OYJ, B Shares	3,188	68,514
Kone OYJ, Class B	3,961	206,582
Neste OYJ	4,822	238,226
Nokia OYJ	62,916	308,848
Nordea Bank Abp	34,813	371,743
Orion OYJ, Class B	1,218	54,442
Sampo OYJ, A Shares	5,576	263,104
Stora Enso OYJ, R Shares	6,384	83,055
UPM-Kymmene OYJ (B)	6,149	206,532
Wartsila OYJ Abp	5,549	52,368

		2,029,586

France - 2.2%
Accor SA (B)	1,948	63,332
Aeroports de Paris (B)	342	48,825
Air Liquide SA	5,896	986,923
Airbus SE	6,674	891,429
Alstom SA	3,649	99,349
Amundi SA (G)	690	43,476
Arkema SA	677	66,845
AXA SA	21,073	643,097
BioMerieux	476	50,178
BNP Paribas SA	42,987	2,567,077
Bollore SE (A)	9,975	61,662
Bouygues SA	2,609	87,991
Bureau Veritas SA	3,352	96,311
Capgemini SE	1,848	343,424
Carrefour SA	6,674	134,932
Cie de Saint-Gobain	5,559	315,993
Cie Generale des Etablissements Michelin SCA	7,684	234,887
Covivio SA, REIT (A)	543	31,586
Credit Agricole SA	46,682	526,629
Danone SA	7,289	453,548
Dassault Aviation SA	282	55,788
Dassault Systemes SE	7,587	312,972
Edenred	2,816	166,664
Eiffage SA	942	101,939
Electricite de France SA	6,137	79,136
Engie SA	21,681	343,095
EssilorLuxottica SA	3,301	595,245
Eurazeo SE	497	35,377
Gecina SA, REIT	529	54,910
Getlink SE	5,015	82,595
Hermes International	358	725,042
Ipsen SA	420	46,247
Kering SA	874	570,222
Klepierre SA, REIT (A) (B)	2,472	56,046

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
L’Oreal SA	2,734	$ 1,221,668
La Francaise des Jeux SAEM (G)	1,186	49,430
Legrand SA	3,028	276,675
LVMH Moet Hennessy Louis Vuitton SE	3,151	2,892,329
Orange SA	22,733	270,072
Pernod Ricard SA	2,325	526,452
Publicis Groupe SA	2,601	203,034
Remy Cointreau SA	264	48,070
Renault SA (B)	2,228	90,805
Safran SA	3,838	568,164
Sanofi	12,919	1,401,437
Sartorius Stedim Biotech	315	96,640
Schneider Electric SE	6,168	1,030,819
SEB SA	283	32,201
Societe Generale SA	30,785	693,627
Sodexo SA	1,001	97,768
Teleperformance	674	162,861
Thales SA	1,212	179,190
TotalEnergies SE	27,634	1,629,402
Ubisoft Entertainment SA (B)	1,068	28,466
Unibail-Rodamco-Westfield, REIT (B)	1,379	74,198
Valeo SA	2,405	49,350
Veolia Environnement SA	7,681	237,014
Vinci SA	6,059	694,618
Vivendi SE	8,138	82,288
Wendel SE	303	32,039
Worldline SA (B) (G)	2,726	115,851

		23,757,240

Germany - 1.3%
adidas AG	1,982	351,354
Allianz SE	4,576	1,056,306
BASF SE	10,462	549,241
Bayer AG	11,085	708,128
Bayerische Motoren Werke AG	3,749	410,885
Bechtle AG	929	44,487
Beiersdorf AG	1,138	148,039
Brenntag SE	1,730	130,193
Carl Zeiss Meditec AG	455	63,378
Commerzbank AG (B)	40,503	426,425
Continental AG	1,244	93,212
Covestro AG (G)	2,207	91,399
Daimler Truck Holding AG (B)	5,128	173,065
Delivery Hero SE (B) (G)	1,925	65,671
Deutsche Bank AG	22,260	226,366
Deutsche Boerse AG	2,142	417,069
Deutsche Lufthansa AG (B)	6,763	75,221
Deutsche Post AG	11,210	525,028
Deutsche Telekom AG	36,414	882,395
E.ON SE	25,539	318,592
Evonik Industries AG	2,392	50,326
Fresenius Medical Care AG & Co. KGaA	2,354	99,914
Fresenius SE & Co. KGaA	4,791	129,373
GEA Group AG	1,710	78,006
Hannover Rueck SE	679	132,799
HeidelbergCement AG	1,645	120,113
HelloFresh SE (B)	1,897	45,238
Henkel AG & Co. KGaA	1,178	85,696
Infineon Technologies AG	14,628	600,701
Knorr-Bremse AG	819	54,554
LEG Immobilien SE	859	47,207
Mercedes-Benz Group AG	9,133	702,353
Merck KGaA	1,465	273,127
MTU Aero Engines AG	603	150,895
Muenchener Rueckversicherungs-Gesellschaft AG	1,570	548,928

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Nemetschek SE	651	$ 44,939
Puma SE	1,210	75,011
Rational AG	58	38,987
Rheinmetall AG	520	154,050
RWE AG	7,318	314,881
SAP SE	11,820	1,492,517
Scout24 SE (G)	915	54,423
Siemens AG	8,672	1,404,898
Siemens Healthineers AG (G)	3,278	188,983
Symrise AG	1,514	164,759
Telefonica Deutschland Holding AG	11,757	36,191
United Internet AG	1,092	18,824
Volkswagen AG	335	57,461
Vonovia SE	8,254	155,463
Zalando SE (B) (G)	2,577	108,003

		14,185,074

Hong Kong - 0.4%
AIA Group Ltd.	127,880	1,341,123
BOC Hong Kong Holdings Ltd.	39,201	122,043
Budweiser Brewing Co. APAC Ltd. (G)	17,933	54,576
Chow Tai Fook Jewellery Group Ltd. (A)	21,057	41,842
CK Asset Holdings Ltd.	21,109	127,977
CK Hutchison Holdings Ltd.	28,304	175,107
CK Infrastructure Holdings Ltd.	7,125	38,766
CLP Holdings Ltd.	16,810	121,471
ESR Group Ltd. (G)	21,385	38,349
Futu Holdings Ltd., ADR (B)	703	36,451
Galaxy Entertainment Group Ltd. (B)	23,092	154,466
Hang Lung Properties Ltd.	20,827	38,972
Hang Seng Bank Ltd.	8,275	117,632
Henderson Land Development Co. Ltd.	16,782	58,062
HK Electric Investments & HK Electric Investments Ltd. (A)	27,857	17,442
HKT Trust & HKT Ltd.	40,760	54,108
Hong Kong & China Gas Co. Ltd.	120,844	106,392
Hong Kong Exchanges & Clearing Ltd.	12,996	576,044
Hongkong Land Holdings Ltd.	11,624	51,139
Jardine Matheson Holdings Ltd.	1,812	88,140
Link, REIT	23,219	149,303
MTR Corp. Ltd.	16,274	78,543
New World Development Co. Ltd.	17,332	46,460
Power Assets Holdings Ltd.	14,256	76,481
Sino Land Co. Ltd.	39,603	53,556
SITC International Holdings Co. Ltd.	18,083	38,863
Sun Hung Kai Properties Ltd.	15,055	210,914
Swire Pacific Ltd., Class A	5,715	43,920
Swire Properties Ltd.	12,045	31,000
Techtronic Industries Co. Ltd.	14,731	159,612
WH Group Ltd. (G)	90,759	54,106
Wharf Real Estate Investment Co. Ltd.	19,249	110,824
Xinyi Glass Holdings Ltd.	20,270	36,261

		4,449,945

Ireland - 0.4%
Accenture PLC, Class A	2,858	816,845
AerCap Holdings NV (B)	1,555	87,438
AIB Group PLC	12,276	49,688
Allegion PLC	401	42,799
Aptiv PLC (B)	1,240	139,115
Bank of Ireland Group PLC	12,354	125,001
CRH PLC	8,972	453,268
DCC PLC	1,054	61,439
Experian PLC	9,857	324,568
Flutter Entertainment PLC (B)	2,003	364,488
James Hardie Industries PLC	4,884	105,122

Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Jazz Pharmaceuticals PLC (B)	290	$ 42,436
Kerry Group PLC, Class A	1,899	189,378
Kingspan Group PLC	1,841	126,155
Medtronic PLC	6,147	495,571
Smurfit Kappa Group PLC	2,965	107,541
Trane Technologies PLC	1,065	195,939

		3,726,791

Israel - 0.1%
Azrieli Group Ltd.	479	27,523
Bank Hapoalim BM	14,327	119,237
Bank Leumi Le-Israel BM	17,416	131,748
Bezeq The Israeli Telecommunication Corp. Ltd.	23,400	31,858
Check Point Software Technologies Ltd. (B)	1,130	146,900
CyberArk Software Ltd. (B)	459	67,923
Elbit Systems Ltd.	300	51,093
ICL Group Ltd.	7,987	54,117
Israel Discount Bank Ltd., A Shares	13,955	68,550
Mizrahi Tefahot Bank Ltd.	1,740	54,547
Nice Ltd. (B)	717	163,331
SolarEdge Technologies, Inc. (B)	252	76,595
Teva Pharmaceutical Industries Ltd., ADR (B)	12,512	110,731
Tower Semiconductor Ltd. (B)	1,233	52,560
Wix.com Ltd. (B)	645	64,371
ZIM Integrated Shipping Services Ltd. (A)	947	22,330

		1,243,414

Italy - 0.6%
Amplifon SpA	1,403	48,629
Assicurazioni Generali SpA	12,433	247,723
Davide Campari-Milano NV	5,991	73,101
DiaSorin SpA	287	30,245
Enel SpA	91,207	556,267
Eni SpA (A)	27,621	385,213
Ferrari NV	1,426	386,423
FinecoBank Banca Fineco SpA	23,230	355,909
Infrastrutture Wireless Italiane SpA (G)	3,799	49,912
Intesa Sanpaolo SpA	635,926	1,632,066
Mediobanca Banca di Credito Finanziario SpA (A)	23,352	234,662
Moncler SpA	2,313	159,762
Nexi SpA (B) (G)	6,701	54,460
Poste Italiane SpA (G)	5,787	59,013
Prysmian SpA	2,878	120,849
Recordati Industria Chimica e Farmaceutica SpA	1,183	50,040
Snam SpA	22,787	120,817
Telecom Italia SpA (B)	111,771	36,860
Terna - Rete Elettrica Nazionale	15,881	130,342
UniCredit SpA	77,706	1,464,592

		6,196,885

Jersey, Channel Islands - 0.0% (F)
Novocure Ltd. (A) (B)	427	25,680

Jordan - 0.0% (F)
Hikma Pharmaceuticals PLC	1,746	36,190

Luxembourg - 0.0% (F)
ArcelorMittal SA	5,935	179,808
Aroundtown SA	11,995	17,147
Eurofins Scientific SE (A)	1,511	101,176
Tenaris SA	5,234	74,162

		372,293

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 1.0%
ABN AMRO Bank NV (G)	16,170	$ 256,415
Adyen NV (B) (G)	250	398,357
Akzo Nobel NV	2,102	164,407
Argenx SE (B)	647	240,267
ASM International NV	539	218,780
ASML Holding NV	4,659	3,174,866
Euronext NV (G)	969	74,201
EXOR NV (B)	2,504	206,479
Heineken Holding NV	1,153	105,786
Heineken NV	2,964	318,484
IMCD NV	654	106,939
ING Groep NV	148,995	1,769,365
JDE Peet’s NV	1,163	33,827
Just Eat Takeaway.com NV (B) (G)	2,128	40,609
Koninklijke Ahold Delhaize NV	11,906	406,770
Koninklijke DSM NV	1,990	235,505
Koninklijke KPN NV	37,738	133,350
Koninklijke Philips NV	10,568	194,101
NN Group NV	3,202	116,264
NXP Semiconductors NV	1,206	224,889
OCI NV	1,219	41,324
Prosus NV (B)	9,561	748,665
QIAGEN NV (B)	2,594	118,148
Randstad NV (A)	1,371	81,389
Stellantis NV	24,943	453,620
Universal Music Group NV	8,328	210,904
Wolters Kluwer NV	3,016	380,729

		10,454,440

New Zealand - 0.0% (F)
Auckland International Airport Ltd. (B)	14,592	79,409
Fisher & Paykel Healthcare Corp. Ltd.	6,751	112,856
Mercury Ltd.	8,168	32,308
Meridian Energy Ltd.	14,631	48,133
Spark New Zealand Ltd.	21,888	69,346
Xero Ltd. (B)	1,453	88,126

		430,178

Norway - 0.1%
Adevinta ASA (B)	3,188	22,632
Aker BP ASA	3,342	81,963
DNB Bank ASA	9,906	177,275
Equinor ASA	10,095	286,985
Gjensidige Forsikring ASA (A)	2,136	34,928
Kongsberg Gruppen ASA	943	38,119
Mowi ASA	4,369	80,809
Norsk Hydro ASA	14,127	105,436
Orkla ASA	8,000	56,740
Salmar ASA	685	29,838
Telenor ASA	7,566	88,712
Yara International ASA	1,776	77,186

		1,080,623

Portugal - 0.0% (F)
EDP - Energias de Portugal SA	27,065	147,475
Galp Energia SGPS SA	4,831	54,664
Jeronimo Martins SGPS SA	2,719	63,823

		265,962

Republic of South Africa - 0.0% (F)
Thungela Resources Ltd. (A)	1,924	21,836

Singapore - 0.2%
CapitaLand Ascendas, REIT	37,298	80,422

Transamerica Series Trust	Page 4

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Integrated Commercial Trust, REIT	58,585	$ 87,375
Capitaland Investment Ltd.	28,322	78,580
City Developments Ltd.	4,466	24,782
DBS Group Holdings Ltd.	19,734	490,622
Genting Singapore Ltd.	65,832	55,563
Grab Holdings Ltd., Class A (B)	14,838	44,662
Jardine Cycle & Carriage Ltd.	1,100	25,904
Keppel Corp. Ltd.	16,061	68,142
Mapletree Logistics Trust, REIT	37,200	47,987
Mapletree Pan Asia Commercial Trust, REIT	26,298	35,655
Oversea-Chinese Banking Corp. Ltd.	37,260	347,330
Sea Ltd., ADR (A) (B)	4,049	350,441
Sembcorp Marine Ltd. (B)	306,524	27,510
Singapore Airlines Ltd.	14,770	63,710
Singapore Exchange Ltd.	9,425	66,743
Singapore Technologies Engineering Ltd.	17,100	47,074
Singapore Telecommunications Ltd.	88,740	164,424
United Overseas Bank Ltd.	12,888	289,065
UOL Group Ltd.	5,158	26,931
Venture Corp. Ltd.	3,062	40,754
Wilmar International Ltd.	21,100	66,847

		2,530,523

Spain - 0.8%
Acciona SA	283	56,781
ACS Actividades de Construccion y Servicios SA	2,469	78,637
Aena SME SA (B) (G)	871	140,848
Amadeus IT Group SA (B)	5,169	346,755
Banco Bilbao Vizcaya Argentaria SA (A)	251,294	1,796,591
Banco Santander SA	663,264	2,471,639
CaixaBank SA	173,997	678,928
Cellnex Telecom SA (G)	6,230	242,270
Corp. ACCIONA Energias Renovables SA	757	29,358
EDP Renovaveis SA	2,858	65,465
Enagas SA	2,842	54,611
Endesa SA	3,621	78,647
Ferrovial SA	5,612	165,259
Grifols SA (A) (B)	3,431	33,961
Iberdrola SA	68,615	854,792
Industria de Diseno Textil SA	12,357	415,136
Naturgy Energy Group SA (A)	1,675	50,423
Red Electrica Corp. SA	4,629	81,453
Repsol SA	15,436	237,373
Siemens Gamesa Renewable Energy SA (A) (B) (D) (E) (H)	2,721	53,264
Telefonica SA	58,924	253,774

		8,185,965

Sweden - 0.5%
Alfa Laval AB	3,059	109,228
Assa Abloy AB, B Shares	10,663	255,405
Atlas Copco AB, A Shares	28,376	359,477
Atlas Copco AB, B Shares	16,536	190,209
Boliden AB	2,875	112,942
Electrolux AB, B Shares (A)	2,351	28,575
Embracer Group AB (A) (B)	6,761	31,691
Epiroc AB, Class A	6,977	138,494
Epiroc AB, Class B	4,127	70,367
EQT AB (A)	3,221	65,797
Essity AB, Class B (A)	6,421	183,409
Evolution AB (G)	1,929	258,444
Fastighets AB Balder, B Shares (B)	6,733	27,663
Getinge AB, B Shares	2,452	59,800

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
H&M Hennes & Mauritz AB, B Shares (A)	7,841	$ 112,107
Hexagon AB, B Shares	20,701	238,256
Holmen AB, B Shares (A)	983	37,897
Husqvarna AB, B Shares	4,494	39,007
Industrivarden AB, A Shares	1,381	37,325
Industrivarden AB, C Shares (A)	1,634	44,060
Indutrade AB	2,920	62,140
Investment AB Latour, B Shares	1,581	32,186
Investor AB, A Shares	5,364	109,452
Investor AB, B Shares	19,589	390,224
Kinnevik AB, Class B (B)	2,578	38,549
L E Lundbergforetagen AB, B Shares	803	36,366
Lifco AB, B Shares	2,489	53,669
Nibe Industrier AB, B Shares	16,226	184,962
Sagax AB, B Shares	2,024	46,654
Sandvik AB	11,283	239,491
Securitas AB, B Shares	5,154	45,848
Skandinaviska Enskilda Banken AB, Class A (A) (B)	16,955	187,154
Skanska AB, B Shares (A)	3,597	55,094
SKF AB, B Shares	4,055	79,871
Svenska Cellulosa AB SCA, Class B (A)	6,350	83,633
Svenska Handelsbanken AB, A Shares	15,355	132,987
Swedbank AB, A Shares (A)	9,511	156,405
Swedish Orphan Biovitrum AB (B)	1,763	41,079
Tele2 AB, B Shares	6,054	60,256
Telefonaktiebolaget LM Ericsson, B Shares (A)	30,843	180,796
Telia Co. AB (A)	27,975	71,036
Volvo AB, A Shares	2,123	45,666
Volvo AB, B Shares (A)	15,962	328,923
Volvo Car AB, B Shares (A) (B)	6,373	27,880

		5,090,474

Switzerland - 1.7%
ABB Ltd.	16,963	583,553
Adecco Group AG	1,735	63,197
Alcon, Inc.	5,466	388,018
Bachem Holding AG, Class B (A)	366	36,806
Baloise Holding AG	491	76,457
Banque Cantonale Vaudoise (A)	323	30,480
Barry Callebaut AG	38	80,513
BKW AG	228	35,848
Chocoladefabriken Lindt & Spruengli AG	13	260,164
Chubb Ltd.	1,893	367,583
Cie Financiere Richemont SA, Class A	5,618	900,880
Clariant AG (B)	2,350	38,985
Coca-Cola HBC AG (B)	2,037	55,763
Credit Suisse Group AG (A) (B)	39,287	35,281
EMS-Chemie Holding AG	76	62,824
Garmin Ltd.	713	71,956
Geberit AG	388	216,677
Givaudan SA	100	325,479
Glencore PLC	102,641	590,618
Holcim AG (B)	5,997	386,754
Julius Baer Group Ltd.	2,299	157,041
Kuehne & Nagel International AG	584	173,936
Logitech International SA	1,869	109,087
Lonza Group AG	804	484,008
Nestle SA	29,499	3,596,828
Novartis AG	23,319	2,141,116
Partners Group Holding AG	247	232,605
Roche Holding AG	7,892	2,259,342
Schindler Holding AG	688	149,936
SGS SA	69	152,197
Siemens Energy AG (B)	4,924	108,581

Transamerica Series Trust	Page 5

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
SIG Group AG (B)	3,394	$ 87,440
Sika AG	1,592	446,549
Sonova Holding AG	585	172,568
STMicroelectronics NV	7,739	412,362
Straumann Holding AG (A)	1,206	180,881
Swatch Group AG	876	142,930
Swiss Life Holding AG	332	204,879
Swiss Prime Site AG	829	68,938
Swiss Re AG	3,238	332,651
Swisscom AG	274	174,859
TE Connectivity Ltd.	1,477	193,709
Temenos AG	689	47,945
UBS Group AG	36,049	762,825
VAT Group AG (A) (G)	295	106,579
Zurich Insurance Group AG	1,621	776,781

		18,284,409

United Kingdom - 2.3%
3i Group PLC	10,351	215,751
abrdn PLC	22,900	57,636
Admiral Group PLC	1,925	48,339
Amcor PLC	6,845	77,896
Anglo American PLC	13,558	450,959
Ashtead Group PLC	4,705	288,910
Associated British Foods PLC	3,835	92,032
AstraZeneca PLC	16,464	2,281,157
Auto Trader Group PLC (G)	10,163	77,520
Aviva PLC	29,789	148,800
BAE Systems PLC	33,461	404,748
Barclays PLC	170,671	307,191
Barratt Developments PLC	10,903	62,744
Berkeley Group Holdings PLC	1,163	60,253
BP PLC	198,835	1,256,740
British American Tobacco PLC	22,935	803,972
British Land Co. PLC, REIT	9,431	45,237
BT Group PLC (A)	74,053	133,394
Bunzl PLC	3,619	136,699
Burberry Group PLC	4,183	133,939
Clarivate PLC (A) (B)	1,385	13,005
CNH Industrial NV	11,373	174,020
Coca-Cola Europacific Partners PLC	2,365	139,984
Compass Group PLC	18,820	472,976
Croda International PLC	1,490	119,756
Diageo PLC	24,183	1,079,278
Entain PLC	6,312	98,026
Evraz PLC (B) (D) (E) (I)	6,267	0
Ferguson PLC	969	129,604
G4S Ltd. (B) (D) (E)	27,853	84,181
GSK PLC	43,358	766,106
Haleon PLC	53,859	213,951
Halma PLC	4,076	112,524
Hargreaves Lansdown PLC	3,849	38,130
HSBC Holdings PLC	210,761	1,432,436
Imperial Brands PLC	9,599	220,735
Informa PLC	15,475	132,643
InterContinental Hotels Group PLC	1,973	129,164
Intertek Group PLC	1,744	87,348
J Sainsbury PLC	18,569	63,899
JD Sports Fashion PLC	27,786	61,191
Johnson Matthey PLC	1,920	47,071
Kingfisher PLC	20,796	67,223
Land Securities Group PLC, REIT	7,600	58,342
Legal & General Group PLC	63,802	188,701
Liberty Global PLC, Class A (B)	757	14,762
Liberty Global PLC, Class C (B)	1,295	26,392
Lloyds Banking Group PLC	722,676	424,895

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	3,502	$ 340,148
M&G PLC	26,872	65,864
Melrose Industries PLC	43,526	89,644
Mondi PLC	5,220	82,878
National Grid PLC	39,245	530,867
NatWest Group PLC	56,153	183,229
Next PLC	1,383	112,410
NMC Health PLC (B) (D) (E) (I)	77,617	0
Ocado Group PLC (A) (B)	6,298	41,702
Pearson PLC	7,096	74,259
Pentair PLC	757	41,839
Persimmon PLC	3,426	53,198
Phoenix Group Holdings PLC	8,020	54,186
Prudential PLC	29,303	401,206
Reckitt Benckiser Group PLC	7,632	580,623
RELX PLC	20,537	665,130
Rentokil Initial PLC	26,839	196,154
Rio Tinto PLC	30,637	2,079,575
Rolls-Royce Holdings PLC (B)	89,765	165,335
Sage Group PLC	11,133	106,837
Schroders PLC	7,897	45,032
Segro PLC, REIT	12,954	123,397
Severn Trent PLC	2,681	95,237
Shell PLC	76,530	2,180,996
Smith & Nephew PLC	9,353	130,012
Smiths Group PLC	3,866	81,993
Spirax-Sarco Engineering PLC	786	115,403
SSE PLC	11,409	254,579
St. James’s Place PLC	5,826	87,422
Standard Chartered PLC	26,524	201,027
Taylor Wimpey PLC	37,858	55,696
Tesco PLC	79,625	261,045
Unilever PLC	27,117	1,405,176
United Utilities Group PLC	7,290	95,408
Vodafone Group PLC	281,224	310,217
Whitbread PLC	2,157	79,682
Willis Towers Watson PLC	501	116,422
WPP PLC	11,681	138,781

		25,122,869

United States - 15.1%
3M Co.	2,561	269,187
A.O. Smith Corp.	590	40,799
Abbott Laboratories	8,055	815,649
AbbVie, Inc.	8,155	1,299,662
Activision Blizzard, Inc.	3,597	307,867
Adobe, Inc. (B)	2,090	805,423
Advance Auto Parts, Inc.	278	33,808
Advanced Micro Devices, Inc. (B)	7,368	722,138
AES Corp.	3,040	73,203
Affirm Holdings, Inc. (A) (B)	902	10,166
Aflac, Inc.	2,706	174,591
Agilent Technologies, Inc.	1,351	186,897
Air Products & Chemicals, Inc.	1,021	293,241
Airbnb, Inc., Class A (B)	1,700	211,480
Akamai Technologies, Inc. (B)	728	57,002
Albemarle Corp.	538	118,920
Alcoa Corp.	809	34,431
Alexandria Real Estate Equities, Inc., REIT	709	89,043
Align Technology, Inc. (B)	338	112,939
Alliant Energy Corp.	1,151	61,463
Allstate Corp.	1,214	134,523
Ally Financial, Inc.	1,422	36,247
Alnylam Pharmaceuticals, Inc. (B)	546	109,375
Alphabet, Inc., Class A (B)	27,516	2,854,235
Alphabet, Inc., Class C (B)	25,501	2,652,104

Transamerica Series Trust	Page 6

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Altria Group, Inc.	8,292	$ 369,989
Amazon.com, Inc. (B)	41,948	4,332,809
Ameren Corp.	1,188	102,631
American Electric Power Co., Inc.	2,361	214,827
American Express Co.	2,918	481,324
American Financial Group, Inc.	327	39,731
American Homes 4 Rent, Class A, REIT	1,444	45,414
American International Group, Inc.	3,419	172,181
American Tower Corp., REIT	2,142	437,696
American Water Works Co., Inc.	839	122,905
Ameriprise Financial, Inc.	494	151,411
AmerisourceBergen Corp.	709	113,518
AMETEK, Inc.	1,050	152,597
Amgen, Inc.	2,468	596,639
Amphenol Corp., Class A	2,728	222,932
Analog Devices, Inc.	2,368	467,017
Annaly Capital Management, Inc., REIT	2,131	40,723
ANSYS, Inc. (B)	397	132,122
Aon PLC, Class A	961	302,994
APA Corp.	1,507	54,342
Apollo Global Management, Inc.	1,826	115,330
Apple, Inc.	73,803	12,170,115
Applied Materials, Inc.	3,957	486,038
Aramark	1,073	38,413
Archer-Daniels-Midland Co.	2,554	203,452
Ares Management Corp., Class A	705	58,825
Arista Networks, Inc. (B)	1,125	188,843
Arrow Electronics, Inc. (B)	293	36,587
Arthur J Gallagher & Co.	954	182,510
Aspen Technology, Inc. (B)	130	29,753
Assurant, Inc.	245	29,417
AT&T, Inc.	32,512	625,856
Atmos Energy Corp.	646	72,585
Autodesk, Inc. (B)	998	207,744
Automatic Data Processing, Inc.	1,923	428,117
AutoZone, Inc. (B)	89	218,775
AvalonBay Communities, Inc., REIT	650	109,239
Avantor, Inc. (B)	3,092	65,365
Avery Dennison Corp.	371	66,383
Baker Hughes Co.	4,562	131,659
Ball Corp.	1,429	78,752
Bank of America Corp.	32,999	943,771
Bank of New York Mellon Corp.	3,519	159,903
Bath & Body Works, Inc.	1,050	38,409
Baxter International, Inc.	2,316	93,937
Becton Dickinson & Co.	1,303	322,545
Bentley Systems, Inc., Class B	891	38,304
Berkshire Hathaway, Inc., Class B (B)	5,946	1,835,946
Best Buy Co., Inc.	939	73,496
Bills Holdings, Inc. (B)	427	34,647
Bio-Rad Laboratories, Inc., Class A (B)	104	49,818
Bio-Techne Corp.	720	53,417
Biogen, Inc. (B)	661	183,778
BioMarin Pharmaceutical, Inc. (B)	857	83,335
Black Knight, Inc. (B)	716	41,213
BlackRock, Inc.	694	464,369
Blackstone, Inc.	3,222	283,020
Block, Inc. (B)	2,398	164,623
Boeing Co. (B)	2,557	543,184
Booking Holdings, Inc. (B)	182	482,739
Booz Allen Hamilton Holding Corp.	605	56,077
BorgWarner, Inc.	1,091	53,579
Boston Properties, Inc., REIT	679	36,747
Boston Scientific Corp. (B)	6,566	328,497
Bristol-Myers Squibb Co.	9,881	684,852
Broadcom, Inc.	1,882	1,207,378
Broadridge Financial Solutions, Inc., ADR	542	79,441

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Brookfield Renewable Corp., Class A (A)	1,472	$ 51,474
Brown & Brown, Inc.	1,095	62,875
Brown-Forman Corp., Class B	1,429	91,842
Bunge Ltd.	694	66,291
Burlington Stores, Inc. (B)	301	60,832
Cadence Design Systems, Inc. (B)	1,251	262,823
Caesars Entertainment, Inc. (B)	984	48,029
Camden Property Trust, REIT	468	49,065
Campbell Soup Co.	980	53,880
Capital One Financial Corp.	1,756	168,857
Cardinal Health, Inc.	1,240	93,620
Carlisle Cos., Inc.	238	53,805
Carlyle Group, Inc.	909	28,234
CarMax, Inc. (B)	742	47,696
Carnival Corp. (A) (B)	4,562	46,304
Carrier Global Corp.	3,871	177,098
Catalent, Inc. (B)	783	51,451
Caterpillar, Inc.	2,405	550,360
Cboe Global Markets, Inc.	490	65,778
CBRE Group, Inc., Class A (B)	1,470	107,031
CDW Corp.	620	120,832
Celanese Corp.	501	54,554
Centene Corp. (B)	2,643	167,064
CenterPoint Energy, Inc.	2,892	85,198
Ceridian HCM Holding, Inc. (B)	631	46,202
CF Industries Holdings, Inc.	906	65,676
CH Robinson Worldwide, Inc.	575	57,138
Charles River Laboratories International, Inc. (B)	238	48,033
Charles Schwab Corp.	6,566	343,927
Charter Communications, Inc., Class A (B)	516	184,527
Cheniere Energy, Inc.	1,032	162,643
Chesapeake Energy Corp. (A)	475	36,119
Chevron Corp.	8,467	1,381,476
Chewy, Inc., Class A (A) (B)	431	16,111
Chipotle Mexican Grill, Inc. (B)	126	215,245
Church & Dwight Co., Inc.	1,117	98,754
Cigna Group	1,399	357,486
Cincinnati Financial Corp.	687	76,999
Cintas Corp.	419	193,863
Cisco Systems, Inc.	19,079	997,355
Citigroup, Inc.	8,905	417,555
Citizens Financial Group, Inc.	2,279	69,213
Cleveland-Cliffs, Inc. (B)	2,368	43,405
Clorox Co.	575	90,988
Cloudflare, Inc., Class A (B)	1,151	70,971
CME Group, Inc.	1,663	318,498
CMS Energy Corp.	1,329	81,574
Coca-Cola Co.	18,864	1,170,134
Cognex Corp.	794	39,343
Cognizant Technology Solutions Corp., Class A	2,364	144,039
Coinbase Global, Inc., Class A (B)	568	38,380
Colgate-Palmolive Co.	3,656	274,748
Comcast Corp., Class A	20,022	759,034
Conagra Brands, Inc.	2,205	82,820
ConocoPhillips	5,742	569,664
Consolidated Edison, Inc.	1,633	156,229
Constellation Brands, Inc., Class A	735	166,029
Constellation Energy Corp.	1,503	117,986
Contra Abiomed, Inc. (B) (D) (E) (H)	56	57
Cooper Cos., Inc.	226	84,379
Copart, Inc. (B)	1,971	148,239
Corning, Inc.	3,697	130,430
Corteva, Inc.	3,259	196,550
CoStar Group, Inc. (B)	1,830	125,996
Costco Wholesale Corp.	2,038	1,012,621

Transamerica Series Trust	Page 7

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Coterra Energy, Inc.	3,660	$ 89,816
Crowdstrike Holdings, Inc., Class A (B)	924	126,828
Crown Castle, Inc., REIT	1,978	264,736
Crown Holdings, Inc.	549	45,408
CSX Corp.	10,015	299,849
Cummins, Inc.	646	154,316
CVS Health Corp.	6,047	449,353
D.R. Horton, Inc.	1,518	148,293
Danaher Corp.	3,211	809,300
Darden Restaurants, Inc.	557	86,424
Darling Ingredients, Inc. (B)	728	42,515
Datadog, Inc., Class A (B)	1,132	82,251
DaVita, Inc. (B)	252	20,440
Deere & Co.	1,325	547,066
Dell Technologies, Inc., Class C	1,225	49,257
Delta Air Lines, Inc. (B)	735	25,666
DENTSPLY SIRONA, Inc.	984	38,652
Devon Energy Corp.	2,884	145,959
Dexcom, Inc. (B)	1,782	207,033
Diamondback Energy, Inc.	772	104,351
Digital Realty Trust, Inc., REIT	1,314	129,179
Discover Financial Services	1,243	122,858
DISH Network Corp., Class A (B)	1,140	10,636
DocuSign, Inc. (B)	917	53,461
Dollar General Corp.	1,039	218,668
Dollar Tree, Inc. (B)	1,028	147,569
Dominion Energy, Inc.	3,816	213,353
Domino’s Pizza, Inc.	167	55,088
DoorDash, Inc., Class A (B)	1,065	67,691
Dover Corp.	653	99,217
Dow, Inc.	3,278	179,700
Dropbox, Inc., Class A (B)	1,258	27,198
DTE Energy Co.	891	97,600
Duke Energy Corp.	3,537	341,214
DuPont de Nemours, Inc.	2,287	164,138
Dynatrace, Inc. (B)	913	38,620
Eastman Chemical Co.	564	47,568
Eaton Corp. PLC	1,823	312,353
eBay, Inc.	2,546	112,966
Ecolab, Inc.	1,173	194,167
Edison International	1,763	124,450
Edwards Lifesciences Corp. (B)	2,832	234,291
Elanco Animal Health, Inc. (B)	1,934	18,180
Electronic Arts, Inc.	1,277	153,815
Elevance Health, Inc.	1,102	506,711
Eli Lilly & Co.	3,690	1,267,220
Emerson Electric Co.	2,699	235,191
Enphase Energy, Inc. (B)	624	131,215
Entegris, Inc.	687	56,341
Entergy Corp.	939	101,168
EOG Resources, Inc.	2,676	306,750
EPAM Systems, Inc. (B)	260	77,740
EQT Corp.	1,548	49,397
Equifax, Inc.	568	115,213
Equinix, Inc., REIT	419	302,116
Equitable Holdings, Inc.	1,726	43,823
Equity LifeStyle Properties, Inc., REIT	809	54,308
Equity Residential, REIT	1,659	99,540
Erie Indemnity Co., Class A	115	26,641
Essential Utilities, Inc.	1,140	49,761
Essex Property Trust, Inc., REIT	301	62,951
Estee Lauder Cos., Inc., Class A	1,069	263,466
Etsy, Inc. (B)	583	64,905
Evergy, Inc.	1,050	64,176
Eversource Energy	1,596	124,903
Exact Sciences Corp. (A) (B)	794	53,841
Exelon Corp.	4,529	189,720

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Expedia Group, Inc. (B)	709	$ 68,794
Expeditors International of Washington, Inc.	761	83,801
Extra Space Storage, Inc., REIT	616	100,365
Exxon Mobil Corp.	18,912	2,073,890
F5, Inc. (B)	275	40,065
FactSet Research Systems, Inc.	178	73,886
Fair Isaac Corp. (B)	115	80,809
Fastenal Co.	2,647	142,779
FedEx Corp.	1,147	262,078
Fidelity National Financial, Inc.	1,203	42,021
Fidelity National Information Services, Inc.	2,780	151,037
Fifth Third Bancorp	3,148	83,863
First Citizens BancShares, Inc., Class A	56	54,494
First Horizon Corp.	2,457	43,685
First Republic Bank (A)	843	11,794
First Solar, Inc. (B)	438	95,265
FirstEnergy Corp.	2,483	99,469
Fiserv, Inc. (B)	2,765	312,528
FleetCor Technologies, Inc. (B)	327	68,948
FMC Corp.	575	70,225
Ford Motor Co.	18,545	233,667
Fortinet, Inc. (B)	3,059	203,301
Fortive Corp.	1,552	105,800
Fortune Brands Innovations, Inc.	590	34,651
Fox Corp., Class A	1,399	47,636
Fox Corp., Class B	664	20,790
Franklin Resources, Inc.	1,366	36,800
Freeport-McMoRan, Inc.	6,488	265,424
Gaming & Leisure Properties, Inc., REIT	1,173	61,066
Gartner, Inc. (B)	367	119,558
GE HealthCare Technologies, Inc. (B)	1,637	134,283
Gen Digital, Inc.	2,784	47,773
Generac Holdings, Inc. (B)	293	31,647
General Dynamics Corp.	1,054	240,533
General Electric Co.	4,918	470,161
General Mills, Inc.	2,851	243,646
General Motors Co.	6,418	235,412
Genuine Parts Co.	650	108,752
Gilead Sciences, Inc.	5,909	490,270
Global Payments, Inc.	1,266	133,234
Globe Life, Inc.	427	46,979
GoDaddy, Inc., Class A (B)	713	55,414
Goldman Sachs Group, Inc.	1,566	512,254
Halliburton Co.	4,083	129,186
Hartford Financial Services Group, Inc.	1,459	101,678
Hasbro, Inc.	609	32,697
HCA Healthcare, Inc.	1,050	276,864
Healthcare Realty Trust, Inc., REIT	1,759	34,001
Healthpeak Properties, Inc., REIT	2,491	54,727
HEICO Corp.	197	33,695
HEICO Corp., Class A	327	44,439
Henry Schein, Inc. (B)	627	51,126
Hershey Co.	676	171,981
Hess Corp.	1,269	167,939
Hewlett Packard Enterprise Co.	5,943	94,672
HF Sinclair Corp.	742	35,898
Hilton Worldwide Holdings, Inc.	1,273	179,328
Hologic, Inc. (B)	1,140	91,998
Home Depot, Inc.	4,736	1,397,688
Honeywell International, Inc.	3,062	585,209
Horizon Therapeutics PLC (B)	1,006	109,795
Hormel Foods Corp.	1,388	55,353
Host Hotels & Resorts, Inc., REIT	3,266	53,856
Howmet Aerospace, Inc.	1,693	71,732
HP, Inc.	4,770	140,000
Hubbell, Inc.	249	60,584

Transamerica Series Trust	Page 8

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
HubSpot, Inc. (B)	208	$ 89,180
Humana, Inc.	583	283,023
Huntington Bancshares, Inc.	6,581	73,707
Huntington Ingalls Industries, Inc.	186	38,506
IDEX Corp.	345	79,705
IDEXX Laboratories, Inc. (B)	382	191,031
Illinois Tool Works, Inc.	1,418	345,212
Illumina, Inc. (B)	720	167,436
Incyte Corp. (B)	869	62,803
Ingersoll Rand, Inc.	1,830	106,469
Insulet Corp. (B)	316	100,791
Intel Corp.	19,057	622,592
Intercontinental Exchange, Inc.	2,561	267,087
International Business Machines Corp.	4,102	537,731
International Flavors & Fragrances, Inc.	1,166	107,225
International Paper Co.	1,585	57,155
Interpublic Group of Cos., Inc.	1,789	66,622
Intuit, Inc.	1,221	544,358
Intuitive Surgical, Inc. (B)	1,641	419,226
Invesco Ltd.	1,574	25,814
Invitation Homes, Inc., REIT	2,817	87,975
IQVIA Holdings, Inc. (B)	850	169,057
Iron Mountain, Inc., REIT	1,340	70,899
J.M. Smucker Co.	490	77,111
Jack Henry & Associates, Inc.	334	50,340
Jacobs Solutions, Inc.	583	68,508
JB Hunt Transport Services, Inc.	390	68,429
Johnson & Johnson	12,056	1,868,680
Johnson Controls International PLC	3,159	190,235
JPMorgan Chase & Co.	13,355	1,740,290
Juniper Networks, Inc.	1,481	50,976
Kellogg Co.	1,184	79,281
Keurig Dr. Pepper, Inc.	3,586	126,514
KeyCorp	4,284	53,636
Keysight Technologies, Inc. (B)	824	133,060
Kimberly-Clark Corp.	1,559	209,249
Kimco Realty Corp., REIT	2,858	55,817
Kinder Morgan, Inc.	9,354	163,789
KKR & Co., Inc.	2,569	134,924
KLA Corp.	646	257,864
Knight-Swift Transportation Holdings, Inc.	716	40,511
Kraft Heinz Co.	3,415	132,058
Kroger Co.	3,099	152,998
L3 Harris Technologies, Inc.	880	172,691
Laboratory Corp. of America Holdings	416	95,439
Lam Research Corp.	631	334,506
Lamb Weston Holdings, Inc.	657	68,670
Las Vegas Sands Corp. (B)	1,578	90,656
Lear Corp.	271	37,802
Leidos Holdings, Inc.	594	54,684
Lennar Corp., Class A	1,180	124,030
Lennox International, Inc.	148	37,189
Liberty Broadband Corp., Class C (B)	579	47,304
Liberty Media Corp. - Liberty Formula One, Class C (B)	898	67,197
Liberty Media Corp. - Liberty SiriusXM, Class A (B)	338	9,494
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	757	21,188
Lincoln National Corp.	739	16,605
Linde PLC	2,283	811,470
Live Nation Entertainment, Inc. (B)	791	55,370
LKQ Corp.	1,195	67,828
Lockheed Martin Corp.	1,080	510,548
Loews Corp.	917	53,204
Lowe’s Cos., Inc.	2,888	577,513
LPL Financial Holdings, Inc.	364	73,674

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Lucid Group, Inc. (A) (B)	1,893	$ 15,220
Lumen Technologies, Inc.	4,324	11,459
LyondellBasell Industries NV, Class A	1,192	111,917
M&T Bank Corp.	810	96,852
Marathon Oil Corp.	3,092	74,084
Marathon Petroleum Corp.	2,257	304,311
Markel Corp. (B)	63	80,477
MarketAxess Holdings, Inc.	178	69,650
Marriott International, Inc., Class A	1,277	212,033
Marsh & McLennan Cos., Inc.	2,264	377,069
Martin Marietta Materials, Inc.	286	101,547
Marvell Technology, Inc.	4,001	173,243
Masco Corp.	1,047	52,057
Masimo Corp. (B)	223	41,152
Mastercard, Inc., Class A	3,949	1,435,106
Match Group, Inc. (B)	1,295	49,715
McCormick & Co., Inc.	1,151	95,775
McDonald’s Corp.	3,370	942,286
McKesson Corp.	653	232,501
Medical Properties Trust, Inc., REIT (A)	2,762	22,704
Merck & Co., Inc.	11,592	1,233,273
Meta Platforms, Inc., Class A (B)	10,330	2,189,340
MetLife, Inc.	3,077	178,281
Mettler-Toledo International, Inc. (B)	104	159,142
MGM Resorts International	1,440	63,965
Microchip Technology, Inc.	2,539	212,717
Micron Technology, Inc.	5,186	312,923
Microsoft Corp.	32,420	9,346,686
Mid-America Apartment Communities, Inc., REIT	535	80,806
Moderna, Inc. (B)	1,444	221,770
Mohawk Industries, Inc. (B)	238	23,852
Molina Healthcare, Inc. (B)	267	71,420
Molson Coors Beverage Co., Class B	887	45,840
Mondelez International, Inc., Class A	6,277	437,632
MongoDB, Inc. (B)	304	70,868
Monolithic Power Systems, Inc.	204	102,110
Monster Beverage Corp. (B)	3,616	195,300
Moody’s Corp.	757	231,657
Mosaic Co.	1,563	71,710
Motorola Solutions, Inc.	765	218,889
MSCI, Inc.	371	207,645
Nasdaq, Inc.	1,589	86,871
NetApp, Inc.	1,006	64,233
Netflix, Inc. (B)	2,049	707,889
Neurocrine Biosciences, Inc. (B)	434	43,929
Newell Brands, Inc.	1,819	22,628
Newmont Corp.	3,500	171,570
News Corp., Class A	1,774	30,637
NextEra Energy, Inc.	8,998	693,566
NIKE, Inc., Class B	5,835	715,604
NiSource, Inc.	1,856	51,894
Nordson Corp.	238	52,898
Norfolk Southern Corp.	1,091	231,292
Northern Trust Corp.	909	80,110
Northrop Grumman Corp.	676	312,123
NRG Energy, Inc.	1,076	36,896
Nucor Corp.	1,180	182,275
NVIDIA Corp.	11,581	3,216,854
NVR, Inc. (B)	15	83,583
O’Reilly Automotive, Inc. (B)	286	242,808
Occidental Petroleum Corp.	4,276	266,951
Okta, Inc. (B)	679	58,557
Old Dominion Freight Line, Inc.	445	151,674
Omnicom Group, Inc.	939	88,585
ON Semiconductor Corp. (B)	1,986	163,488
ONEOK, Inc.	2,060	130,892

Transamerica Series Trust	Page 9

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Oracle Corp.	7,320	$ 680,174
Otis Worldwide Corp.	1,930	162,892
Ovintiv, Inc.	1,177	42,466
Owens Corning	449	43,014
PACCAR, Inc.	2,388	174,802
Packaging Corp. of America	431	59,836
Palantir Technologies, Inc., Class A (B)	7,691	64,989
Palo Alto Networks, Inc. (B)	1,388	277,239
Paramount Global, Class B	2,802	62,513
Parker-Hannifin Corp.	583	195,952
Paychex, Inc.	1,503	172,229
Paycom Software, Inc. (B)	234	71,138
Paylocity Holding Corp. (B)	189	37,569
PayPal Holdings, Inc. (B)	5,044	383,041
PepsiCo, Inc.	6,344	1,156,511
PerkinElmer, Inc.	579	77,158
Pfizer, Inc.	25,913	1,057,250
PG&E Corp. (B)	6,789	109,778
Philip Morris International, Inc.	7,101	690,572
Phillips 66	2,183	221,313
Pinterest, Inc., Class A (B)	2,658	72,484
Pioneer Natural Resources Co.	1,039	212,205
Plug Power, Inc. (A) (B)	2,390	28,011
PNC Financial Services Group, Inc.	1,856	235,898
Pool Corp.	186	63,694
PPG Industries, Inc.	1,088	145,335
PPL Corp.	3,370	93,652
Principal Financial Group, Inc.	1,136	84,428
Procter & Gamble Co.	10,969	1,630,981
Progressive Corp.	2,665	381,255
Prologis, Inc., REIT	4,220	526,529
Prudential Financial, Inc.	1,693	140,079
PTC, Inc. (B)	512	65,654
Public Service Enterprise Group, Inc.	2,294	143,260
Public Storage, REIT	720	217,541
PulteGroup, Inc.	1,069	62,301
Qorvo, Inc. (B)	479	48,652
QUALCOMM, Inc.	5,182	661,120
Quanta Services, Inc.	646	107,649
Quest Diagnostics, Inc.	538	76,116
Raymond James Financial, Inc.	887	82,730
Raytheon Technologies Corp.	6,722	658,285
Realty Income Corp., REIT	2,847	180,272
Regency Centers Corp., REIT	713	43,621
Regeneron Pharmaceuticals, Inc. (B)	486	399,332
Regions Financial Corp.	4,261	79,084
Repligen Corp. (B)	241	40,575
Republic Services, Inc.	1,013	136,978
ResMed, Inc.	672	147,161
Rivian Automotive, Inc., Class A (A) (B)	1,500	23,220
Robert Half International, Inc.	509	41,010
ROBLOX Corp., Class A (B)	1,596	71,788
Rockwell Automation, Inc.	523	153,474
Roku, Inc. (B)	579	38,110
Rollins, Inc.	1,013	38,018
Roper Technologies, Inc.	486	214,175
Ross Stores, Inc.	1,604	170,233
Royal Caribbean Cruises Ltd. (B)	1,065	69,545
Royalty Pharma PLC, Class A	1,600	57,648
RPM International, Inc.	594	51,821
S&P Global, Inc.	1,578	544,047
Salesforce, Inc. (B)	4,592	917,390
SBA Communications Corp., REIT	494	128,969
Schlumberger NV	6,292	308,937
Seagate Technology Holdings PLC	917	60,632
Seagen, Inc. (B)	624	126,341
Sealed Air Corp.	672	30,852

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
SEI Investments Co.	531	$ 30,559
Sempra Energy	1,451	219,333
Sensata Technologies Holding PLC	716	35,814
ServiceNow, Inc. (B)	924	429,401
Sherwin-Williams Co.	1,128	253,541
Simon Property Group, Inc., REIT	1,507	168,739
Sirius XM Holdings, Inc.	3,597	14,280
Skyworks Solutions, Inc.	750	88,485
Snap, Inc., Class A (B)	5,063	56,756
Snap-on, Inc.	245	60,488
Snowflake, Inc., Class A (B)	1,002	154,599
Southern Co.	4,933	343,238
Southwest Airlines Co.	679	22,095
Splunk, Inc. (B)	735	70,472
SS&C Technologies Holdings, Inc.	1,043	58,898
Stanley Black & Decker, Inc.	683	55,036
Starbucks Corp.	5,312	553,139
State Street Corp.	1,681	127,235
Steel Dynamics, Inc.	817	92,370
STERIS PLC	457	87,415
Stryker Corp.	1,570	448,188
Sun Communities, Inc., REIT	572	80,583
Synchrony Financial	2,205	64,121
Synopsys, Inc. (B)	702	271,147
Sysco Corp.	2,316	178,865
T-Mobile US, Inc. (B)	2,899	419,891
T. Rowe Price Group, Inc.	1,043	117,755
Take-Two Interactive Software, Inc. (B)	765	91,265
Targa Resources Corp.	987	72,002
Target Corp.	2,134	353,454
Teledyne Technologies, Inc. (B)	215	96,182
Teleflex, Inc.	219	55,475
Teradyne, Inc.	720	77,407
Tesla, Inc. (B)	12,932	2,682,873
Texas Instruments, Inc.	4,220	784,962
Texas Pacific Land Corp.	30	51,031
Textron, Inc.	965	68,158
Thermo Fisher Scientific, Inc.	1,815	1,046,112
TJX Cos., Inc.	5,338	418,286
Toast, Inc., Class A (A) (B)	1,128	20,022
Tractor Supply Co.	516	121,281
Trade Desk, Inc., Class A (B)	1,952	118,896
Tradeweb Markets, Inc., Class A	494	39,036
TransDigm Group, Inc.	234	172,470
TransUnion	895	55,615
Travelers Cos., Inc.	1,076	184,437
Trimble, Inc. (B)	1,147	60,126
Truist Financial Corp.	6,054	206,441
Twilio, Inc., Class A (B)	787	52,438
Tyler Technologies, Inc. (B)	189	67,027
Tyson Foods, Inc., Class A	1,318	78,184
U-Haul Holding Co.	390	20,222
Uber Technologies, Inc. (B)	6,834	216,638
UDR, Inc., REIT	1,511	62,042
UGI Corp.	969	33,682
Ulta Beauty, Inc. (B)	234	127,687
Union Pacific Corp.	2,884	580,434
United Parcel Service, Inc., Class B	3,433	665,968
United Rentals, Inc.	323	127,830
UnitedHealth Group, Inc.	4,313	2,038,281
Unity Software, Inc. (B)	1,147	37,209
Universal Health Services, Inc., Class B	301	38,257
US Bancorp	6,481	233,640
Vail Resorts, Inc.	186	43,464
Valero Energy Corp.	1,789	249,744
Veeva Systems, Inc., Class A (B)	653	120,015
Ventas, Inc., REIT	1,830	79,331

Transamerica Series Trust	Page 10

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
VeriSign, Inc. (B)	438	$ 92,563
Verisk Analytics, Inc.	724	138,907
Verizon Communications, Inc.	19,309	750,927
Vertex Pharmaceuticals, Inc. (B)	1,177	370,837
VF Corp.	1,559	35,717
Viatris, Inc.	5,609	53,959
VICI Properties, Inc., REIT	4,432	144,572
Visa, Inc., Class A	7,498	1,690,499
Vistra Corp.	1,722	41,328
VMware, Inc., Class A (B)	973	121,479
Vulcan Materials Co.	609	104,480
W.R. Berkley Corp.	958	59,645
Walgreens Boots Alliance, Inc.	3,337	115,393
Walmart, Inc.	6,852	1,010,327
Walt Disney Co. (B)	8,307	831,780
Warner Bros Discovery, Inc. (B)	10,813	163,276
Waste Connections, Inc.	1,184	164,659
Waste Management, Inc.	1,897	309,533
Waters Corp. (B)	275	85,148
Webster Financial Corp.	802	31,615
WEC Energy Group, Inc.	1,444	136,877
Wells Fargo & Co.	17,698	661,551
Welltower, Inc., REIT	2,142	153,560
West Pharmaceutical Services, Inc.	341	118,146
Western Digital Corp. (B)	1,422	53,567
Western Union Co.	1,763	19,657
Westinghouse Air Brake Technologies Corp.	794	80,242
Westlake Corp.	174	20,181
Westrock Co.	1,173	35,741
Weyerhaeuser Co., REIT	3,385	101,990
Whirlpool Corp.	256	33,797
Williams Cos., Inc.	5,598	167,156
Wolfspeed, Inc. (A) (B)	564	36,632
Workday, Inc., Class A (B)	913	188,571
WP Carey, Inc., REIT	895	69,318
WW Grainger, Inc.	212	146,028
Wynn Resorts Ltd. (B)	494	55,284
Xcel Energy, Inc.	2,506	169,005
Xylem, Inc.	828	86,692
Yum! Brands, Inc.	1,310	173,025
Zebra Technologies Corp., Class A (B)	234	74,412
Zillow Group, Inc., Class C (A) (B)	742	32,997
Zimmer Biomet Holdings, Inc.	965	124,678
Zoetis, Inc.	2,171	361,341
Zoom Video Communications, Inc., Class A (B)	1,043	77,015
ZoomInfo Technologies, Inc. (B)	1,177	29,084
Zscaler, Inc. (B)	390	45,564

		162,884,367

Uruguay - 0.0% (F)
MercadoLibre, Inc. (B)	208	274,157

Total Common Stocks (Cost $305,127,789)		333,302,174

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG,
6.18% (J)	674	68,895
Dr. Ing. h.c. F. Porsche AG,
0.00% (B)	1,312	168,394
Henkel AG & Co. KGaA,
2.58% (J)	2,012	157,407

	Shares	Value
PREFERRED STOCKS (continued)
Germany (continued)
Porsche Automobil Holding SE,
4.84% (J)	1,745	$ 100,175
Sartorius AG,
0.37% (J)	277	116,743
Volkswagen AG,
21.22% (J)	2,109	287,820

Total Preferred Stocks (Cost $1,037,208)		899,434

	Principal	Value
ASSET-BACKED SECURITIES - 0.3%
American Homes 4 Rent Trust
Series 2014-SFR3, Class C,
4.60%, 12/17/2036 (G)	$ 225,000	221,490
HGI CRE CLO Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.00%, 5.73% (K), 09/17/2036 (G)	1,184,220	1,135,333
Navient Private Education Loan Trust
Series 2014-AA, Class A3,
1-Month LIBOR + 1.60%, 6.28% (K), 10/15/2031 (G)	377,395	376,284
SLM Private Education Loan Trust
Series 2010-C, Class A5,
1-Month LIBOR + 4.75%, 9.43% (K), 10/15/2041 (G)	933,988	1,014,874
SMB Private Education Loan Trust
Series 2019-A, Class A2A,
3.44%, 07/15/2036 (G)	150,484	143,733

Total Asset-Backed Securities (Cost $2,911,471)		2,891,714

CONVERTIBLE BONDS - 0.0% (F)
India - 0.0% (F)
REI Agro Ltd.
5.50%, 11/13/2014 (B) (G) (L)	697,000	5,778
5.50%, 11/13/2014 (B) (C) (L) (M)	259,000	2,147

		7,925

Netherlands - 0.0% (F)
Bio City Development Co. BV
8.00%, 07/06/2024 (B) (C) (D) (E) (G) (L)	2,400,000	237,120

Total Convertible Bonds (Cost $2,277,010)		245,045

CORPORATE DEBT SECURITIES - 10.5%
Australia - 0.5%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (K), 11/25/2035 (G)	1,750,000	1,350,202
Commonwealth Bank of Australia
Fixed until 10/03/2024, 1.94% (K), 10/03/2029 (M)	EUR 1,000,000	1,036,266
NBN Co. Ltd.
2.63%, 05/05/2031 (G)	$ 1,215,000	1,018,308

Transamerica Series Trust	Page 11

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Quintis Australia Pty Ltd.
PIK Rate 0.00%, Cash Rate 0.00%, 10/01/2028 (D) (E) (G) (N)	$ 3,336,317	$ 1,144,690
PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026 (D) (E) (G) (N)	237,012	119,217
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (K), 11/15/2035 (A)	1,250,000	973,482

		5,642,165

Bermuda - 0.1%
Ooredoo International Finance Ltd.
2.63%, 04/08/2031 (G)	610,000	528,297

Canada - 0.4%
Enbridge, Inc.
2.50%, 01/15/2025	1,775,000	1,700,026
Rogers Communications, Inc.
3.80%, 03/15/2032 (G)	2,525,000	2,264,152

		3,964,178

Cayman Islands - 0.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/2031 (A)	950,000	785,710

France - 0.9%
AXA SA
Fixed until 05/28/2029, 3.25% (K), 05/28/2049 (M)	EUR 1,500,000	1,449,603
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025 (M)	1,000,000	1,010,580
1.25%, 12/05/2025 (M)	GBP 1,500,000	1,671,632
3.75%, 02/01/2033 (M)	EUR 1,000,000	1,076,524
BPCE SA
5.15%, 07/21/2024 (G)	$ 1,550,000	1,519,655
Orange SA
Fixed until 10/01/2026 (O), 5.00% (K) (M)	EUR 1,360,000	1,465,763
TotalEnergies SE
Fixed until 05/05/2023 (O), 2.71% (K) (M)	1,570,000	1,696,127

		9,889,884

Germany - 0.3%
Deutsche Bank AG
0.96%, 11/08/2023	$ 1,050,000	1,002,535
Fixed until 09/18/2023, 2.22% (K), 09/18/2024	750,000	729,209
Kreditanstalt fuer Wiederaufbau
1.13%, 09/15/2032 (M)	EUR 1,550,000	1,440,427

		3,172,171

India - 0.0% (F)
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/2032 (G)	$ 475,000	410,889

Indonesia - 0.1%
Pertamina Persero PT
6.50%, 11/07/2048 (A) (M)	1,050,000	1,085,437

Ireland - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	875,000	786,205

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Italy - 0.1%
Assicurazioni Generali SpA
Fixed until 10/27/2027, 5.50% (K), 10/27/2047 (M)	EUR 1,200,000	$ 1,298,839

Japan - 0.4%
NTT Finance Corp.
1.59%, 04/03/2028 (A) (G)	$ 1,975,000	1,704,865
Sumitomo Mitsui Financial Group, Inc.
5.71%, 01/13/2030	2,750,000	2,835,318

		4,540,183

Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (G)	1,575,000	1,292,449

Luxembourg - 0.2%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (M)	EUR 1,000,000	862,136
Medtronic Global Holdings SCA
1.00%, 07/02/2031	450,000	402,542
1.13%, 03/07/2027	840,000	836,194

		2,100,872

Netherlands - 0.3%
Akelius Residential Property Financing BV
1.13%, 01/11/2029 (M)	1,000,000	837,314
ASR Nederland NV
Fixed until 09/30/2024 (O), 5.00% (K) (M)	1,470,000	1,567,751
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051	100,000	70,015
Upjohn Finance BV
1.91%, 06/23/2032 (M)	1,400,000	1,166,449

		3,641,529

Republic of Korea - 0.2%
Korea Southern Power Co. Ltd.
0.75%, 01/27/2026 (G)	$ 1,860,000	1,658,855

Singapore - 0.1%
ONGC Videsh Vankorneft Pte Ltd.
3.75%, 07/27/2026 (M)	1,190,000	1,130,523

Spain - 0.4%
Banco Santander SA
3.13%, 01/19/2027 (A) (M)	EUR 1,400,000	1,452,858
5.18%, 11/19/2025	$ 1,400,000	1,368,501
CaixaBank SA
0.75%, 04/18/2023 (M)	EUR 1,600,000	1,733,305

		4,554,664

Switzerland - 0.1%
UBS Group AG
4.13%, 09/24/2025 (G)	$ 1,090,000	1,041,667

United Kingdom - 0.7%
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (K), 11/13/2026 (M)	GBP 1,514,000	1,700,270
Fixed until 05/22/2029, 3.97% (K), 05/22/2030	$ 1,725,000	1,553,650
Lloyds Banking Group PLC
2.25%, 10/16/2024 (M)	GBP 1,520,000	1,781,737

Transamerica Series Trust	Page 12

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/2032 (M)	$ 750,000	$ 953,714
NGG Finance PLC
Fixed until 06/18/2025, 5.63% (K), 06/18/2073 (M)	1,360,000	1,624,754

		7,614,125

United States - 5.4%
Amazon.com, Inc.
4.70%, 12/01/2032	$ 1,750,000	1,792,975
American Express Co.
2.55%, 03/04/2027	550,000	507,748
Aon Corp.
2.80%, 05/15/2030	575,000	507,775
Apple, Inc.
2.95%, 09/11/2049	275,000	206,530
3.95%, 08/08/2052	900,000	803,078
AT&T, Inc.
1.80%, 09/05/2026	EUR 1,520,000	1,551,759
2.90%, 12/04/2026	GBP 700,000	800,382
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (K), 06/19/2026	$ 2,475,000	2,262,969
Fixed until 04/22/2031, 2.69% (K), 04/22/2032	600,000	500,384
Fixed until 04/27/2027, 4.38% (K), 04/27/2028	1,425,000	1,380,148
BAT Capital Corp.
3.56%, 08/15/2027	1,675,000	1,556,142
Celanese US Holdings LLC
6.17%, 07/15/2027	1,550,000	1,564,300
Centene Corp.
2.50%, 03/01/2031	2,275,000	1,842,295
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,075,000	2,472,915
Chubb INA Holdings, Inc.
0.88%, 06/15/2027	EUR 1,000,000	969,098
Citigroup, Inc.
Fixed until 01/25/2032, 3.06% (K), 01/25/2033	$ 925,000	781,232
Fixed until 03/17/2032, 3.79% (K), 03/17/2033	1,325,000	1,186,781
5.50%, 09/13/2025	1,050,000	1,045,363
Crown Castle, Inc.
3.30%, 07/01/2030	1,375,000	1,238,786
Deere & Co.
3.10%, 04/15/2030	550,000	506,764
Dell International LLC/EMC Corp.
5.75%, 02/01/2033 (A)	1,425,000	1,425,254
Energy Transfer LP
2.90%, 05/15/2025	825,000	785,783
4.05%, 03/15/2025	324,000	317,616
Enterprise Products Operating LLC
5.35%, 01/31/2033	675,000	698,874
General Motors Financial Co., Inc.
1.50%, 06/10/2026	1,275,000	1,133,870
Georgia-Pacific LLC
2.30%, 04/30/2030 (A) (G)	2,000,000	1,724,066
Global Payments, Inc.
4.95%, 08/15/2027	1,150,000	1,131,618

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Goldman Sachs Group, Inc.
Fixed until 04/22/2031, 2.62% (K), 04/22/2032	$ 1,075,000	$ 895,897
Intel Corp.
5.70%, 02/10/2053	875,000	890,018
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/2027 (G)	1,000,000	888,000
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (K), 02/17/2033 (M)	EUR 1,000,000	807,293
Fixed until 02/04/2031, 1.95% (K), 02/04/2032	$ 4,125,000	3,316,364
Fixed until 05/01/2027, 3.54% (K), 05/01/2028	650,000	614,058
Level 3 Financing, Inc.
3.40%, 03/01/2027 (G)	1,700,000	1,345,642
Lowe’s Cos., Inc.
1.30%, 04/15/2028	700,000	600,926
Marriott International, Inc.
4.90%, 04/15/2029	450,000	445,410
McDonald’s Corp.
3.50%, 07/01/2027	1,095,000	1,058,694
Metropolitan Life Global Funding I
5.15%, 03/28/2033 (G)	1,200,000	1,210,226
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/2029	2,175,000	1,924,595
NVIDIA Corp.
2.85%, 04/01/2030	450,000	409,477
ONEOK Partners LP
4.90%, 03/15/2025	742,000	736,785
ONEOK, Inc.
2.75%, 09/01/2024	435,000	420,640
Prologis Euro Finance LLC
1.88%, 01/05/2029	EUR 950,000	897,777
Republic Services, Inc.
5.00%, 04/01/2034	$ 600,000	609,153
T-Mobile USA, Inc.
2.25%, 11/15/2031	1,250,000	1,021,763
Thermo Fisher Scientific, Inc.
0.88%, 10/01/2031	EUR 1,750,000	1,522,437
1.88%, 10/01/2049	400,000	276,615
UnitedHealth Group, Inc.
5.20%, 04/15/2063	$ 850,000	857,868
Verizon Communications, Inc.
3.40%, 03/22/2041	875,000	694,692
Vontier Corp.
2.40%, 04/01/2028	925,000	777,361
Walt Disney Co.
2.65%, 01/13/2031	1,000,000	882,998
Warnermedia Holdings, Inc.
4.28%, 03/15/2032 (G)	2,025,000	1,804,939
5.05%, 03/15/2042 (G)	375,000	312,765
Wells Fargo & Co.
3.00%, 02/19/2025	700,000	673,955
Xcel Energy, Inc.
2.60%, 12/01/2029	1,425,000	1,242,766

		57,833,619

Total Corporate Debt Securities (Cost $128,948,312)		112,972,261

Transamerica Series Trust	Page 13

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 27.8%
Australia - 0.9%
Australia Government Bonds
0.25%, 11/21/2025 (M)	AUD 9,950,000	$ 6,204,240
1.25%, 05/21/2032	6,000,000	3,369,249

		9,573,489

Austria - 0.1%
Republic of Austria Government Bonds
0.25%, 10/20/2036 (M)	EUR 1,570,000	1,172,159

Belgium - 0.3%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (M)	1,030,000	796,287
1.90%, 06/22/2038 (M)	2,700,000	2,465,848

		3,262,135

Brazil - 4.5%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2027	BRL 257,602,000	48,970,428

Canada - 1.3%
Canada Government Bonds
1.25%, 06/01/2030	CAD 4,510,000	2,992,698
Province of British Columbia
2.20%, 06/18/2030	3,140,000	2,135,307
Province of Ontario
2.05%, 06/02/2030	3,340,000	2,247,250
2.30%, 06/15/2026	$ 2,280,000	2,156,810
Province of Quebec
Zero Coupon, 10/29/2030 (M)	EUR 2,160,000	1,837,487
1.90%, 09/01/2030	CAD 3,340,000	2,216,369

		13,585,921

China - 6.0%
Agricultural Development Bank of China
2.25%, 04/22/2025	CNY 8,500,000	1,227,718
3.79%, 10/26/2030	7,650,000	1,169,140
China Development Bank
3.34%, 07/14/2025	8,500,000	1,255,979
3.70%, 10/20/2030	16,150,000	2,454,985
China Government Bonds
2.37%, 01/20/2027	48,000,000	6,917,491
2.76%, 05/15/2032	245,070,000	35,327,655
3.27%, 11/19/2030	68,900,000	10,386,360
3.53%, 10/18/2051	4,000,000	610,721
3.81%, 09/14/2050	22,000,000	3,525,082
Series 1608,
3.52%, 04/25/2046	4,000,000	605,490
Export-Import Bank of China
2.93%, 03/02/2025	8,500,000	1,244,126

		64,724,747

Colombia - 0.0% (F)
Colombia TES
Series B,
7.75%, 09/18/2030	COP 1,816,200,000	317,663

Czech Republic - 0.1%
Czech Republic Government Bonds
1.20%, 03/13/2031	CZK 17,200,000	611,302

Denmark - 0.1%
Denmark Government Bonds
0.50%, 11/15/2029	DKK 6,540,000	835,048

Finland - 0.1%
Finland Government Bonds
1.13%, 04/15/2034 (M)	EUR 900,000	806,481

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
France - 1.6%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (M)	$ 1,400,000	$ 1,258,358
French Republic Government Bonds OAT
Zero Coupon, 11/25/2029 (M)	15,430,000	14,046,982
1.50%, 05/25/2050 (M)	1,730,000	1,304,740
SNCF Reseau
1.88%, 03/30/2034 (M)	900,000	842,808

		17,452,888

Germany - 1.0%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 - 05/15/2036 (M)	5,490,000	4,875,536
0.25%, 02/15/2029 (M)	1,570,000	1,514,405
4.25%, 07/04/2039 (M)	3,520,000	4,733,030

		11,122,971

Greece - 2.5%
Hellenic Republic Government Bonds
4.25%, 06/15/2033 (M) (P)	24,947,000	27,057,454

Indonesia - 0.3%
Indonesia Treasury Bonds
6.63%, 05/15/2033	IDR 18,000,000,000	1,179,072
8.25%, 05/15/2029	8,156,000,000	592,038
8.38%, 03/15/2034	20,964,000,000	1,547,711

		3,318,821

Ireland - 0.1%
Ireland Government Bonds
0.20%, 10/18/2030 (M)	EUR 1,210,000	1,092,593

Italy - 0.6%
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/2032 (M)	1,000,000	955,076
4.45%, 09/01/2043 (M)	3,147,000	3,414,559
Republic of Italy Government International Bonds
0.88%, 05/06/2024	$ 1,750,000	1,661,996

		6,031,631

Japan - 3.7%
Japan Government Five Year Bonds
0.10%, 06/20/2024	JPY 221,000,000	1,668,631
Japan Government Ten Year Bonds
0.10%, 06/20/2026 - 06/20/2031	2,208,100,000	16,533,560
Japan Government Thirty Year Bonds
0.40%, 09/20/2049	1,058,000,000	6,463,382
1.70%, 06/20/2033	752,000,000	6,370,378
Japan Government Twenty Year Bonds
0.40%, 03/20/2040	915,000,000	6,337,775
0.60%, 06/20/2037	412,000,000	3,049,095

		40,422,821

Malaysia - 0.1%
Malaysia Government Bonds
3.89%, 08/15/2029	MYR 7,100,000	1,610,596

Transamerica Series Trust	Page 14

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.5%
Mexico Bonos
Series M,
7.75%, 05/29/2031	MXN 43,000,000	$ 2,238,052
8.50%, 05/31/2029	24,000,000	1,310,371
Mexico Government International Bonds
4.50%, 04/22/2029	$ 1,400,000	1,366,640

		4,915,063

Netherlands - 0.3%
Nederlandse Waterschapsbank NV
1.00%, 05/28/2030 (G)	929,000	762,030
Netherlands Government Bonds
Zero Coupon, 07/15/2030 (M)	EUR 2,100,000	1,892,333
2.75%, 01/15/2047 (M)	660,000	726,511

		3,380,874

New Zealand - 0.2%
New Zealand Government Bonds
4.50%, 05/15/2030	NZD 2,900,000	1,839,205

Norway - 0.0% (F)
Norway Government Bonds
2.13%, 05/18/2032 (M)	NOK 2,230,000	198,655

Republic of Korea - 0.6%
Export-Import Bank of Korea
0.63%, 02/09/2026 (A)	$ 1,460,000	1,302,028
Korea Development Bank
0.80%, 07/19/2026	2,070,000	1,822,797
Korea Electric Power Corp.
1.13%, 06/15/2025 (G)	2,250,000	2,076,637
Korea International Bonds
2.00%, 06/19/2024	1,260,000	1,223,536

		6,424,998

Spain - 0.8%
Spain Government Bonds
Zero Coupon, 01/31/2028	EUR 1,570,000	1,477,879
0.70%, 04/30/2032 (M)	1,504,000	1,310,514
1.60%, 04/30/2025 (M)	4,370,000	4,617,389
2.70%, 10/31/2048 (M)	872,000	783,363
3.45%, 07/30/2066 (M)	290,000	287,297

		8,476,442

Supranational - 0.9%
Africa Finance Corp.
4.38%, 04/17/2026 (M)	$ 1,240,000	1,154,638
Asian Development Bank
2.13%, 05/19/2031	NZD 810,000	414,720
European Investment Bank
Zero Coupon, 01/14/2031 (M)	EUR 2,290,000	1,977,615
0.05%, 05/24/2024 (A) (M)	2,220,000	2,324,037
International Bank for Reconstruction & Development
3-Month SOFR Index + 0.43%, 5.16% (K), 08/19/2027	$ 3,950,000	3,954,310

		9,825,320

United Arab Emirates - 0.0% (F)
Abu Dhabi Government International Bonds
3.13%, 04/16/2030 (G)	378,000	355,830

United Kingdom - 1.2%
U.K. Gilt
0.38%, 10/22/2030 (M)	GBP 2,890,000	2,852,320
0.63%, 10/22/2050 (M)	1,910,000	1,079,162
0.88%, 07/31/2033 (M)	5,480,000	5,210,379

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
U.K. Gilt (continued)
1.25%, 10/22/2041 (M)	GBP 1,150,000	$ 934,986
3.50%, 01/22/2045 (M)	2,230,000	2,591,730

		12,668,577

Total Foreign Government Obligations (Cost $332,809,010)		300,054,112

MORTGAGE-BACKED SECURITIES - 1.5%
Ireland - 0.1%
Berg Finance DAC
Series 2021-1, Class A,
3-Month EURIBOR + 1.05%, 3.44% (K), 04/22/2033 (M)	EUR 165,601	172,372
Glenbeigh 2 Issuer DAC
Series 2021-2A, Class A,
3-Month EURIBOR + 0.75%, 3.75% (K), 06/24/2050 (G)	1,193,878	1,279,873

		1,452,245

United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C,
SONIA + 2.22%, 6.09% (K), 04/17/2044 (M)	GBP 1,203,401	1,381,696

United States - 1.3%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A,
2.85%, 08/14/2034 (G)	$ 1,000,000	862,303
Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1,
3.00% (K), 01/25/2052 (G)	1,778,112	1,499,517
BX Trust
Series 2019-OC11, Class D,
3.94% (K), 12/09/2041 (G)	576,000	474,951
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (K), 03/25/2065 (G)	29,748	29,241
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A6,
3.00% (K), 06/25/2052 (G)	916,086	772,554
Hundred Acre Wood Trust
Series 2021-INV3, Class A3,
2.50% (K), 12/25/2051 (G)	1,375,237	1,112,868
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-ACB, Class A,
1-Month SOFR Average + 1.40%, 5.96% (K), 03/15/2039 (G)	1,300,000	1,257,628
JPMorgan Mortgage Trust
Series 2021-INV6, Class A2,
3.00% (K), 04/25/2052 (G)	1,603,555	1,352,311
Series 2022-INV3, Class A3B,
3.00% (K), 09/25/2052 (G)	1,369,659	1,161,909
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1,
3.57%, 02/15/2036 (G)	659,512	614,239

Transamerica Series Trust	Page 15

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class LNC3,
4.75% (K), 12/15/2046 (G)	$ 901,659	$ 791,380
OBX Trust
Series 2020-EXP1, Class 1A8,
3.50% (K), 02/25/2060 (G)	209,535	186,122
Olympic Tower Mortgage Trust
Series 2017-OT, Class A,
3.57%, 05/10/2039 (G)	1,400,000	1,259,235
PRKCM Trust
Series 2023-AFC1, Class A1,
6.60% (K), 02/25/2058 (G)	793,731	794,748
PRMI Securitization Trust
Series 2021-1, Class A2,
2.50% (K), 04/25/2051 (G)	1,729,746	1,397,581

		13,566,587

Total Mortgage-Backed Securities (Cost $18,744,310)		16,400,528

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds,
Series A,
4.45%, 04/01/2122	710,000	640,676

Total Municipal Government Obligation (Cost $710,000)		640,676

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2052	7,645,250	6,317,279
2.50%, 06/01/2050 - 01/01/2053	3,362,310	2,901,737
Federal National Mortgage Association
2.50%, 02/01/2052 - 12/01/2052	6,340,753	5,467,346
3.00%, 01/01/2053	11,672,270	10,461,974
3.50%, 01/01/2051	4,959,251	4,651,555
Uniform Mortgage-Backed Security
4.00%, TBA (Q)	6,800,000	6,495,062
4.50%, TBA (Q)	2,400,000	2,349,000
5.00%, TBA (Q)	4,525,000	4,510,152
6.00%, TBA (Q)	3,500,000	3,568,496

Total U.S. Government Agency Obligations (Cost $47,424,661)		46,722,601

U.S. GOVERNMENT OBLIGATIONS - 4.8%
U.S. Treasury - 3.5%
U.S. Treasury Bonds
1.13%, 05/15/2040	7,850,000	5,212,891
1.25%, 05/15/2050	1,120,000	647,981
1.75%, 08/15/2041	2,200,000	1,590,102
2.38%, 11/15/2049	1,820,000	1,400,049
2.50%, 02/15/2045	10,250,000	8,159,560
2.75%, 08/15/2047	1,090,000	902,997
U.S. Treasury Notes
0.50%, 04/30/2027	5,880,000	5,168,658
1.38%, 11/15/2031 (A)	4,330,000	3,651,239
2.13%, 05/15/2025 (A)	7,500,000	7,205,566
2.50%, 05/15/2024	4,300,000	4,205,098

		38,144,141

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 1.3%
U.S. Treasury Inflation-Protected Indexed Bonds
1.13%, 01/15/2033 (P)	$ 13,873,512	$ 13,829,615

Total U.S. Government Obligations (Cost $59,944,822)		51,973,756

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bills
5.01% (J), 11/30/2023 (R)	805,000	781,160

Total Short-Term U.S. Government Obligation (Cost $779,100)		781,160

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (J)	16,286,015	16,286,015

Total Other Investment Company (Cost $16,286,015)		16,286,015

	Principal	Value
REPURCHASE AGREEMENTS - 16.3%
Fixed Income Clearing Corp., 2.10% (J), dated 03/31/2023, to be repurchased at $88,961,854 on 04/03/2023. Collateralized by U.S. Government Obligations, 0.25% - 4.13%, due 01/15/2025 - 01/31/2025, and with a total value of $90,709,445.	$ 88,930,728	88,930,728
State Street Bank & Trust Co., 1.44% (J), dated 03/31/2023, to be repurchased at $86,142,407 on 04/03/2023. Collateralized by U.S. Government Obligations, 1.50% - 1.88%, due 06/30/2026 - 01/31/2027, and with a total value of $87,844,257. (P)	86,121,738	86,121,738

Total Repurchase Agreements (Cost $175,052,466)		175,052,466

Total Investments (Cost $1,092,052,174)		1,058,221,942
Net Other Assets (Liabilities) - 1.8%		19,839,840

Net Assets - 100.0%		$ 1,078,061,782

Transamerica Series Trust	Page 16

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Month MXN-TIIE	Receive	6.66%	Monthly	07/01/2026	MXN	97,211,000	$(371,688)	$—	$(371,688)
1-Month MXN-TIIE	Receive	6.68	Monthly	06/29/2026	MXN	97,211,000	(369,904)	—	(369,904)
1-Month MXN-TIIE	Receive	6.68	Monthly	06/29/2026	MXN	97,211,000	(369,904)	(2,226)	(367,678)
1-Month MXN-TIIE	Receive	7.36	Monthly	12/22/2026	MXN	142,741,000	(378,867)	—	(378,867)
1-Month MXN-TIIE	Receive	7.38	Monthly	12/22/2026	MXN	142,741,000	(375,083)	—	(375,083)
1-Month MXN-TIIE	Receive	9.75	Monthly	03/06/2026	MXN	214,034,180	148,453	—	148,453
1-Month MXN-TIIE	Receive	9.75	Monthly	03/06/2026	MXN	214,034,180	148,453	—	148,453
1-Month MXN-TIIE	Receive	9.77	Monthly	11/20/2024	MXN	472,816,119	(295,600)	—	(295,600)
1-Month MXN-TIIE	Receive	9.79	Monthly	11/20/2024	MXN	885,106,881	(541,658)	—	(541,658)
1-Month MXN-TIIE	Receive	9.80	Monthly	03/06/2026	MXN	210,839,640	161,534	—	161,534
1-Month MXN-TIIE	Receive	9.96	Monthly	02/26/2026	MXN	238,858,350	240,550	—	240,550
1-Month MXN-TIIE	Receive	9.96	Monthly	02/26/2026	MXN	238,858,350	242,235	—	242,235
1-Month MXN-TIIE	Receive	10.02	Monthly	02/26/2026	MXN	235,293,300	260,129	—	260,129

Total							$(1,501,350)	$(2,226)	$(1,499,124)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (S)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Daily TR Net Japan USD Index	JPM	Receive	Quarterly	05/10/2023	USD	41,575,235	6,013	$375,117	$—	$375,117
MSCI Emerging Net Total Return USD Index	BCLY	Receive	Quarterly	06/21/2023	USD	80,296,942	165,615	2,870,923	—	2,870,923
MSCI USA Gross Return Index	BNP	Receive	Quarterly	05/08/2023	USD	91,722,570	5,054	(1,834,650)	—	(1,834,650)
MSCI USA Gross Return Index	GSI	Receive	Quarterly	06/23/2023	USD	65,949,263	3,725	1,691,124	—	1,691,124
MSCI USA Gross Return Index	GSI	Receive	Quarterly	09/22/2023	USD	83,752,259	4,763	2,802,733	—	2,802,733

Total								$5,905,247	$—	$5,905,247

Bilateral Equity Basket Total Return Swaps

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums (Paid) Received	Net Unrealized Appreciation (Depreciation)
BNP Paribas EMU Anti-Value (a)	BNP	Pay	09/28/2023	EUR	26,700,513	2.5%	$(630,421)	$—	$(630,421)
BNP Paribas EMU Value (b)	BNP	Receive	09/28/2023	EUR	26,169,081	2.4	1,038,848	—	1,038,848
JPMorgan Long Broad US Value (c)	JPM	Receive	02/13/2024	USD	8,062,251	0.7	(876,396)	—	(876,396)
JPMorgan Long Broad US Value (c)	JPM	Receive	02/13/2024	USD	12,555,746	1.2	(1,463,654)	—	(1,463,654)
JPMorgan Long Japan 80% Value (d)	JPM	Receive	03/29/2024	USD	16,563,468	1.5	297,399	—	297,399
JPMorgan Long Korea 20% Value	JPM	Receive	03/29/2024	USD	4,082,804	0.4	144,230	—	144,230
JPMorgan Short Broad US Anti-Value (e)	JPM	Pay	02/13/2024	USD	6,136,882	0.6	182,247	—	182,247
JPMorgan Short Broad US Anti-Value (e)	JPM	Pay	02/13/2024	USD	12,874,312	1.2	566,567	—	566,567
JPMorgan Short Japan 80% Anti-Value (f)	JPM	Pay	03/29/2024	USD	16,529,678	1.5	(4,413)	(135,489)	131,076

Transamerica Series Trust	Page 17

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Bilateral Equity Basket Total Return Swaps (continued):

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums (Paid) Received	Net Unrealized Appreciation (Depreciation)
JPMorgan Short Korea 20% Anti-Value	JPM	Pay	03/29/2024	USD	4,107,570	0.4%	$(125,215)	$(33,669)	$(91,546)
JPMorgan US Anti-Value (S&P 1500) (g)	JPM	Pay	02/13/2024	USD	13,693,660	1.3	786,981	—	786,981
JPMorgan US Anti-Value (S&P 1500) (g)	JPM	Pay	02/13/2024	USD	7,712,574	0.7	335,010	—	335,010
JPMorgan US Value (S&P 1500) (h)	JPM	Receive	02/13/2024	USD	13,512,873	1.3	(1,570,944)	—	(1,570,944)
JPMorgan US Value (S&P 1500) (h)	JPM	Receive	02/13/2024	USD	8,777,961	0.8	(960,316)	—	(960,316)

Total							$(2,280,077)	$(169,158)	$(2,110,919)

Value
OTC Swap Agreements, at value (Assets)	$11,091,179
OTC Swap Agreements, at value (Liabilities)	$(7,466,009)

Transamerica Series Trust	Page 18

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

(a)	The significant reference entities underlying the corresponding total return swap as of March 31, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
MTU Aero Engines AG	106	$ 24,506	2.20%
Safran SA	182	24,829	2.23

		49,335

Automobiles
Ferrari NV	100	24,844	2.23

Banks
Credit Agricole SA	2,116	22,007	1.98
FinecoBank Banca Fineco SpA	1,484	20,977	1.88

		42,984

Beverages
Davide Campari-Milano NV	2,364	26,600	2.39
Remy Cointreau SA	148	24,793	2.23

		51,393

Biotechnology
Argenx SE	72	24,530	2.20

Broadline Retail
Prosus NV	339	24,423	2.19

Capital Markets
Deutsche Boerse AG	145	25,958	2.33
Euronext NV	321	22,666	2.04

		48,624

Chemicals
Air Liquide SA	166	25,628	2.30
Akzo Nobel NV	355	25,539	2.29
Koninklijke DSM NV	201	21,827	1.96
Symrise AG	258	25,870	2.32

		98,864

Construction & Engineering
Ferrovial SA	938	25,401	2.28

Diversified Telecommunication Services
Cellnex Telecom SA	654	23,386	2.10

Electric Utilities
Elia Group SA	192	23,326	2.09
Terna - Rete Elettrica Nazionale	3,359	25,411	2.28

		48,737

Entertainment
Universal Music Group NV	1,101	25,666	2.30

Financial Services
Adyen NV	17	24,785	2.23
Groupe Bruxelles Lambert NV	311	24,424	2.19
Sofina SA	106	21,841	1.96

		71,050

Health Care Equipment & Supplies
Sartorius AG	58	22,463	2.02
Carl Zeiss Meditec AG	186	23,791	2.14

		46,254

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Hotels, Restaurants & Leisure
Delivery Hero SE	616	$ 19,329	1.74%

Independent Power & Renewable Electricity Producers
Corp. ACCIONA Energias Renovables SA	651	23,293	2.09
EDP Renovaveis SA	1,249	26,350	2.37

		49,643

Industrial REITs
Warehouses De Pauw CVA	830	22,670	2.04

Insurance
Sampo OYJ, A Shares	546	23,745	2.13

Interactive Media & Services
Scout24 SE	478	26,126	2.35

Life Sciences Tools & Services
Sartorius Stedim Biotech	75	21,166	1.90

Machinery
Kone OYJ, Class B	511	24,545	2.20
Rational AG	40	24,754	2.22

		49,299

Oil, Gas & Consumable Fuelsa
Neste OYJ	551	25,051	2.25

Personal Care Products
Beiersdorf AG	219	26,258	2.36
L’Oreal SA	64	26,511	2.38

		52,769

Professional Services
Wolters Kluwer NV	240	27,881	2.50

Real Estate Management & Development
Vonovia SE	974	16,891	1.52

Semiconductors & Semiconductor Equipment
ASML Holding NV	41	25,372	2.28

Software
Dassault Systemes SE	662	25,085	2.25

Specialty Retail
Zalando SE	625	24,092	2.16

Textiles, Apparel & Luxury Goods
Hermes International	14	26,458	2.38
LVMH Moet Hennessy Louis Vuitton SE	30	25,588	2.30

		52,046

Transportation Infrastructure
Aeroports de Paris	183	24,110	2.17
Getlink SE	1,506	22,875	2.05

		46,985

TOTAL COMMON STOCKS - LONG		$ 1,113,641

Transamerica Series Trust	Page 19

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

(b)	The significant reference entities underlying the corresponding total return swap as of March 31, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
Deutsche Post AG	701	$ 30,200	2.38%

Automobile Components
Cie Generale des Etablissements Michelin SCA	938	26,405	2.08
Continental AG	409	28,167	2.22

		54,572

Automobiles
Bayerische Motoren Werke AG	310	29,257	2.31
Bayerische Motoren Werke AG	285	28,792	2.27
Mercedes-Benz Group AG	381	26,937	2.12
Stellantis NV	1,785	29,866	2.35

		114,852

Banks
Banco Bilbao Vizcaya Argentaria SA	4,076	26,787	2.11
Banco Santander SA	8,065	27,631	2.18
Erste Group Bank AG	784	23,917	1.89
Societe Generale SA	1,017	21,146	1.67
UniCredit SpA	1,458	25,388	2.00

		124,869

Beverages
Heineken Holding NV	363	30,718	2.42

Building Products
Cie de Saint-Gobain	522	27,285	2.15

Capital Markets
Deutsche Bank AG	2,399	22,443	1.77

Chemicals
Arkema SA	304	27,581	2.17
OCI NV	943	29,475	2.32

		57,056

Communications Equipment
Nokia OYJ	6,387	28,840	2.27

Construction & Engineering
Bouygues SA	895	27,824	2.19
Eiffage SA	276	27,494	2.17

		55,318

Consumer Staples Distribution & Retail
Kesko OYJ	1,395	27,625	2.18
Koninklijke Ahold Delhaize NV	957	30,145	2.38

		57,770

Diversified Telecommunication Services
Deutsche Telekom AG	1,372	30,674	2.42
Orange SA	2,654	29,066	2.29
Telefonica SA	7,454	29,615	2.33

		89,355

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Electric Utilities
Enel SpA	5,311	$ 29,885	2.36%
Fortum OYJ	1,969	27,788	2.19

		57,673

Food Products
JDE Peet’s NV	1,026	27,529	2.17

Health Care Equipment & Supplies
Koninklijke Philips NV	1,800	30,300	2.39

Health Care Providers & Services
Fresenius Medical Care AG & Co. KGaA	759	29,686	2.34
Fresenius SE & Co. KGaA	982	24,392	1.92

		54,078

Insurance
NN Group NV	700	23,435	1.85

IT Services
Bechtle AG	699	30,753	2.42
Nexi SpA	3,617	27,075	2.13

		57,828

Machinery
CNH Industrial NV	1,830	25,767	2.03
Daimler Truck Holding AG	908	28,242	2.23

		54,009

Metals & Mining
ArcelorMittal SA	1,003	27,967	2.20
voestalpine AG	829	25,925	2.04

		53,892

Multi-Utilities
E.ON SE	2,803	32,229	2.54
Engie SA	2,108	30,721	2.42

		62,950

Oil, Gas & Consumable Fuels
Repsol SA	1,893	26,852	2.12

Pharmaceuticals
Bayer AG	480	28,199	2.22

Professional Services
Randstad NV	481	26,268	2.07

Real Estate Management & Development
LEG Immobilien SE	403	20,319	1.60

Retail REITs
Klepierre SA	1,192	24,856	1.96

Trading Companies & Distributors
Brenntag SE	390	26,968	2.13

TOTAL COMMON STOCKS - LONG		$ 1,268,434

Transamerica Series Trust	Page 20

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

(c)	The significant reference entities underlying the corresponding total return swap as of March 31, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Moog, Inc., Class A	416	$ 41,960	0.47%

Automobile Components
Goodyear Tire & Rubber Co.	3,719	40,988	0.46

Banks
First Citizens BancShares, Inc., Class A	53	51,368	0.58

Beverages
Coca-Cola Consolidated, Inc.	81	43,546	0.49
Keurig Dr. Pepper, Inc.	1,185	41,808	0.47

		85,354

Capital Markets
StoneX Group, Inc.	414	42,888	0.48

Chemicals
Koppers Holdings, Inc.	1,210	42,327	0.48

Communications Equipment
Juniper Networks, Inc.	1,330	45,792	0.51

Electric Utilities
ALLETE, Inc.	678	43,627	0.49
PG&E Corp.	2,675	43,248	0.49

		86,875

Electrical Equipment
Encore Wire Corp.	247	45,863	0.52

Electronic Equipment, Instruments & Components
ScanSource, Inc.	1,351	41,133	0.46
Vishay Intertechnology, Inc.	1,959	44,320	0.50

		85,453

Entertainment
Marcus Corp.	2,663	42,600	0.48

Food Products
Cal-Maine Foods, Inc.	774	47,127	0.53
Tyson Foods, Inc., Class A	689	40,868	0.46

		87,995

Health Care Equipment & Supplies
GE HealthCare Technologies, Inc.	589	48,307	0.54
QuidelOrtho Corp.	472	42,073	0.47

		90,380

Health Care Providers & Services
Tenet Healthcare Corp.	760	45,160	0.51

Health Care Technology
Computer Programs & Systems, Inc.	1,409	42,548	0.48

Hotels, Restaurants & Leisure
Bloomin’ Brands, Inc.	1,674	42,946	0.48
Golden Entertainment, Inc.	1,024	44,536	0.50

		87,482

Household Durables
Century Communities, Inc.	660	42,187	0.47
KB Home	1,096	44,052	0.50
M/I Homes, Inc.	690	43,530	0.49
Taylor Morrison Home Corp.	1,161	44,422	0.50

		174,191

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Household Products
Energizer Holdings, Inc.	1,183	$ 41,062	0.46%

Interactive Media & Services
Cars.com, Inc.	2,386	46,046	0.52

Leisure Products
Vista Outdoor, Inc.	1,548	42,902	0.48

Machinery
AGCO Corp.	308	41,671	0.47
Allison Transmission Holdings, Inc.	908	41,068	0.46
Gates Industrial Corp. PLC	3,147	43,714	0.49
Mueller Industries, Inc.	559	41,054	0.46

		167,507

Media
Playtika Holding Corp.	4,035	45,438	0.51
Warner Bros Discovery, Inc.	2,838	42,855	0.48

		88,293

Multi-Utilities
Avista Corp.	1,018	43,205	0.49
MDU Resources Group, Inc.	1,362	41,499	0.47
Unitil Corp.	800	45,643	0.51

		130,347

Oil, Gas & Consumable Fuels
EQT Corp.	1,386	44,233	0.50
PBF Energy, Inc., Class A	1,033	44,771	0.50

		89,004

Passenger Airlines
Copa Holdings SA	443	40,888	0.46
SkyWest, Inc.	2,156	47,789	0.54

		88,677

Semiconductors & Semiconductor Equipment
Diodes, Inc.	441	40,934	0.46

Software
AppLovin Corp., Class A	3,259	51,327	0.58
InterDigital, Inc.	567	41,368	0.46
Progress Software Corp.	723	41,539	0.47
Teradata Corp.	1,178	47,434	0.53

		181,668

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	2,581	41,116	0.46

Textiles, Apparel & Luxury Goods
G-III Apparel Group Ltd.	2,768	43,038	0.48
PVH Corp.	515	45,887	0.52

		88,925

TOTAL COMMON STOCKS - LONG		$ 2,185,705

Transamerica Series Trust	Page 21

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

(d)	The significant reference entities underlying the corresponding total return swap as of Match 31, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobile Components
Aisin Corp.	7,994	$ 219,480	2.17%

Automobiles
Honda Motor Co. Ltd.	8,459	223,645	2.21
Isuzu Motors Ltd.	18,044	214,608	2.12
Mazda Motor Corp.	24,956	230,274	2.27
Nissan Motor Co. Ltd.	59,271	223,718	2.21
Subaru Corp.	13,809	219,939	2.17

		1,112,184

Banks
Mizuho Financial Group, Inc.	15,446	218,496	2.16
Sumitomo Mitsui Financial Group, Inc.	5,483	218,808	2.16

		437,304

Beverages
Asahi Group Holdings Ltd.	5,961	221,091	2.18
Kirin Holdings Co. Ltd.	13,879	219,120	2.16

		440,211

Chemicals
Sumitomo Chemical Co. Ltd.	65,334	218,993	2.16

Construction & Engineering
Kajima Corp.	18,179	218,817	2.16

Consumer Staples Distribution & Retail
Seven & i Holdings Co. Ltd.	4,907	220,844	2.18

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	7,187	214,484	2.12

Electronic Equipment, Instruments & Components
TDK Corp.	6,107	217,351	2.15

Financial Services
ORIX Corp.	13,305	218,126	2.15

Food Products
MEIJI Holdings Co. Ltd.	8,897	211,435	2.09

Gas Utilities
Tokyo Gas Co. Ltd.	11,404	214,404	2.12

Insurance
Japan Post Insurance Co. Ltd.	13,847	215,591	2.13

IT Services
NEC Corp.	5,796	222,654	2.20

Machinery
Hitachi Construction Machinery Co. Ltd.	9,707	224,835	2.22
Mitsubishi Heavy Industries Ltd.	6,194	227,493	2.25
NGK Insulators Ltd.	16,610	219,199	2.16

		671,527

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Marine Transportation
Mitsui OSK Lines Ltd.	8,129	$ 202,674	2.00%
Nippon Yusen KK	8,621	200,590	1.98

		403,264

Media
Dentsu Group, Inc.	6,339	222,027	2.19

Metals & Mining
JFE Holdings, Inc.	17,794	225,039	2.22
Nippon Steel Corp.	9,490	223,025	2.20

		448,064

Pharmaceuticals
Otsuka Holdings Co. Ltd.	7,173	227,087	2.24
Shionogi & Co. Ltd.	4,847	218,217	2.15
Takeda Pharmaceutical Co. Ltd.	6,689	219,171	2.16

		664,475

Real Estate Management & Development
Daiwa House Industry Co. Ltd.	9,242	216,779	2.14
Nomura Real Estate Holdings, Inc.	10,039	221,560	2.19
Sumitomo Realty & Development Co. Ltd.	9,882	221,966	2.19

		660,305

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.	15,884	228,939	2.26

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	14,612	219,246	2.16
Canon, Inc.	9,931	221,084	2.18
Ricoh Co. Ltd.	29,228	218,175	2.15
Seiko Epson Corp.	15,236	215,870	2.13

		874,375

Trading Companies & Distributors
ITOCHU Corp.	6,909	223,829	2.21
Marubeni Corp.	16,571	224,113	2.21
Mitsubishi Corp.	6,219	222,556	2.20
Mitsui & Co. Ltd.	7,632	236,617	2.34
Sumitomo Corp.	12,562	221,510	2.19
Toyota Tsusho Corp.	5,404	228,762	2.26

		1,357,387

Wireless Telecommunication Services
KDDI Corp.	7,092	218,647	2.16

TOTAL COMMON STOCKS - LONG		$ 10,130,888

Transamerica Series Trust	Page 22

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

(e)	The significant reference entities underlying the corresponding total return swap as of March 31, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Axon Enterprise, Inc.	223	$ 50,223	0.53%

Biotechnology
Natera, Inc.	942	52,283	0.55
Sarepta Therapeutics, Inc.	340	46,930	0.49

		99,213

Building Products
AAON, Inc.	536	51,848	0.54

Capital Markets
MarketAxess Holdings, Inc.	116	45,542	0.48

Chemicals
Ecolab, Inc.	273	45,232	0.47
Linde PLC	124	43,942	0.46

		89,174

Commercial Services & Supplies
Copart, Inc.	601	45,178	0.47

Communications Equipment
Arista Networks, Inc.	303	50,830	0.53

Construction & Engineering
Quanta Services, Inc.	271	45,195	0.47

Containers & Packaging
AptarGroup, Inc.	374	44,174	0.46

Electronic Equipment, Instruments & Components
Arlo Technologies, Inc.	9,587	58,100	0.61

Entertainment
ROBLOX Corp., Class A	1,102	49,551	0.52
Roku, Inc.	699	46,021	0.48

		95,572

Food Products
Hershey Co.	176	44,765	0.47
Lancaster Colony Corp.	221	44,908	0.47

		89,673

Health Care Equipment & Supplies
Inari Medical, Inc.	746	46,051	0.48
Insulet Corp.	143	45,753	0.48

		91,804

Health Care Providers & Services
agilon health, Inc.	1,858	44,128	0.46
Chemed Corp.	83	44,716	0.47
Oak Street Health, Inc.	1,173	45,369	0.48

		134,213

Health Care Technology
Simulations Plus, Inc.	1,022	44,909	0.47

Hotels, Restaurants & Leisure
DraftKings, Inc., Class A	2,339	45,274	0.47
McDonald’s Corp.	157	43,962	0.46
Wingstop, Inc.	260	47,725	0.50
Wynn Resorts Ltd.	399	44,628	0.47

		181,589

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Household Durables
Sonos, Inc.	2,314	$ 45,394	0.48%

Insurance
HCI Group, Inc.	855	45,847	0.48
Palomar Holdings, Inc.	811	44,743	0.47

		90,590

IT Services
Cloudflare, Inc., Class A	712	43,877	0.46
Okta, Inc.	544	46,945	0.49
Wix.com, Ltd.	467	46,640	0.49

		137,462

Life Sciences Tools & Services
10X Genomics, Inc.	901	50,258	0.53
Illumina, Inc.	208	48,410	0.51

		98,668

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	278	43,783	0.46

Personal Care Products
elf Beauty, Inc.	577	47,546	0.50

Professional Services
Verisk Analytics, Inc.	233	44,612	0.47

Semiconductors & Semiconductor Equipment
Lattice Semiconductor Corp.	508	48,474	0.51
Monolithic Power Systems, Inc.	89	44,672	0.47
NVIDIA Corp.	186	51,691	0.54
PDF Solutions, Inc.	1,215	51,531	0.54
SiTime Corp.	331	47,025	0.49

		243,393

Software
HubSpot, Inc.	114	48,918	0.51
Procore Technologies, Inc.	705	44,171	0.46
Smartsheet, Inc., Class A	916	43,767	0.46
Trade Desk, Inc.	798	48,636	0.51

		185,492

Specialty Retail
O’Reilly Automotive, Inc.	52	44,556	0.47

Technology Hardware, Storage & Peripherals
Apple, Inc.	272	44,853	0.47

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.	100	44,787	0.47
Lululemon Athletica, Inc.	134	48,658	0.51

		93,445

TOTAL COMMON STOCKS - LONG		$ 2,337,031

Transamerica Series Trust	Page 23

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

(f)	The significant reference entities underlying the corresponding total return swap as of March 31, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Broadline Retail
Rakuten Group, Inc.	44,265	$ 204,719	2.07%
ZOZO, Inc.	9,219	209,375	2.12

		414,094

Building Products
Daikin Industries Ltd.	1,230	219,211	2.22

Capital Markets
Japan Exchange Group, Inc.	13,730	208,759	2.11

Chemicals
JSR Corp.	9,053	212,421	2.15
Nippon Paint Holdings Co. Ltd.	23,469	218,854	2.21
Nissan Chemical Corp.	4,760	214,763	2.17

		646,038

Consumer Staples Distribution & Retail
Kobe Bussan Co. Ltd.	7,501	208,203	2.10

Diversified REITs
Daiwa House Investment Corp.	105	214,031	2.16

Electric Utilities
Tokyo Electric Power Co. Holdings, Inc.	61,929	220,641	2.23

Electrical Equipment
Nidec Corp.	4,087	210,729	2.13

Electronic Equipment, Instruments & Components
Hamamatsu Photonics KK	4,054	217,088	2.19
Keyence Corp.	459	222,888	2.25

		439,976

Entertainment
Capcom Co. Ltd.	5,938	211,780	2.14
Koei Tecmo Holdings Co. Ltd.	11,467	206,265	2.09
Nexon Co. Ltd.	9,367	222,600	2.25

		640,645

Ground Transportation
Keio Corp.	6,048	211,619	2.14

Health Care Equipment & Supplies
Asahi Intecc Co. Ltd.	12,702	222,357	2.25

Health Care Technology
M3, Inc.	8,257	205,299	2.08

Hotels, Restaurants & Leisure
McDonald’s Holdings Co. Japan Ltd.	5,188	215,726	2.18
Oriental Land Co. Ltd.	6,375	217,416	2.20

		433,142

Household Products
Unicharm Corp.	5,283	216,507	2.19

Industrial REITs
GLP J-REIT	195	210,045	2.12
Nippon Prologis, Inc.	99	207,996	2.10

		418,041

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Insurance
Sompo Holdings, Inc.	5,286	$ 209,104	2.11%
T&D Holdings, Inc.	18,286	226,028	2.29
Tokio Marine Holdings, Inc.	11,033	211,667	2.14

		646,799

IT Services
GMO Payment Gateway, Inc.	2,434	208,614	2.11
OBIC Co. Ltd.	1,361	214,225	2.17

		422,839

Machinery
FANUC Corp.	6,158	220,789	2.23
Hoshizaki Corp.	5,930	218,193	2.21
Kurita Water Industries Ltd.	4,773	217,167	2.20
MISUMI Group, Inc.	8,912	221,532	2.24
SMC Corp.	416	218,710	2.21
Yaskawa Electric Corp.	5,024	218,348	2.21

		1,314,739

Personal Care Products
Kose Corp.	1,841	217,488	2.20
Shiseido Co. Ltd.	4,679	217,862	2.20

		435,350

Pharmaceuticals
Daiichi Sankyo Co. Ltd.	6,011	218,326	2.21

Professional Services
BayCurrent Consulting, Inc.	5,219	214,252	2.17
Nihon M&A Center Holdings, Inc.	28,081	208,135	2.10

		422,387

Semiconductors & Semiconductor Equipment
Lasertec Corp.	1,277	223,995	2.26

Software
Oracle Corp.	3,089	221,726	2.24
Trend Micro, Inc.	4,412	215,032	2.17

		436,758

Specialty Retail
Fast Retailing Co. Ltd.	1,033	224,732	2.27
Nitori Holdings Co. Ltd.	1,728	207,343	2.10

		432,075

Trading Companies & Distributors
MonotaRO Co. Ltd.	16,740	208,930	2.11

TOTAL COMMON STOCKS - LONG		$ 9,891,490

Transamerica Series Trust	Page 24

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

(g)	The significant reference entities underlying the corresponding total return swap as of March 31, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Axon Enterprise, Inc.	262	$ 59,001	0.62%

Building Products
AAON, Inc.	630	60,910	0.64

Capital Markets
MarketAxess Holdings, Inc.	137	53,502	0.56

Chemicals
Ecolab, Inc.	321	53,138	0.56
Linde PLC	145	51,621	0.55

		104,759

Commercial Services & Supplies
Cintas Corp.	110	51,078	0.54
Copart, Inc.	706	53,074	0.56
Rollins, Inc.	1,366	51,262	0.54

		155,414

Communications Equipment
Arista Networks, Inc.	356	59,714	0.63
Calix, Inc.	959	51,413	0.54
Motorola Solutions, Inc.	188	53,837	0.57

		164,964

Construction & Engineering
Quanta Services, Inc.	319	53,094	0.56

Containers & Packaging
AptarGroup, Inc.	439	51,894	0.55

Electronic Equipment, Instruments & Components
Arlo Technologies, Inc.	11,263	68,254	0.72

Food Products
Hershey Co.	207	52,589	0.56
Lamb Weston Holdings, Inc.	490	51,256	0.54
Lancaster Colony Corp.	260	52,757	0.56

		156,602

Gas Utilities
Chesapeake Utilities Corp.	398	50,927	0.54

Health Care Equipment & Supplies
Dexcom, Inc.	442	51,346	0.54
Inari Medical, Inc.	876	54,099	0.57
Penumbra, Inc.	182	50,613	0.53

		156,058

Health Care Providers & Services
Chemed Corp.	98	52,532	0.55
CorVel Corp.	267	50,845	0.54
Option Care Health, Inc.	1,693	53,793	0.57

		157,170

Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.	30	50,645	0.53
McDonald’s Corp.	185	51,645	0.55
Wingstop, Inc.	305	56,066	0.59
Wynn Resorts Ltd.	468	52,428	0.55

		210,784

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Household Durables
Garmin Ltd.	501	$ 50,511	0.53%
Installed Building Products, Inc.	440	50,227	0.53
Sonos, Inc.	2,718	53,328	0.56

		154,066

Insurance
HCI Group, Inc.	1,005	53,860	0.57

Interactive Media & Services
QuinStreet, Inc.	3,325	52,767	0.56

Life Sciences Tools & Services
Illumina, Inc.	245	56,871	0.60

Machinery
Graco, Inc.	692	50,509	0.53

Multi-Utilities
Public Service Enterprise Group, Inc.	807	50,409	0.53

Personal Care Products
elf Beauty, Inc.	678	55,856	0.59

Professional Services
Verisk Analytics, Inc.	273	52,409	0.55

Semiconductors & Semiconductor Equipment
Lattice Semiconductor Corp.	596	56,946	0.60
Monolithic Power Systems, Inc.	105	52,480	0.55
NVIDIA Corp.	219	60,725	0.64
PDF Solutions, Inc.	1,428	60,537	0.64

		230,688

Software
Manhattan Associates, Inc.	336	52,061	0.55
Payoneer Global, Inc.	8,298	52,112	0.55

		104,173

Specialty Retail
Five Below, Inc.	244	50,234	0.53
O’Reilly Automotive, Inc.	62	52,343	0.55
Ulta Beauty, Inc.	93	50,627	0.53

		153,204

Technology Hardware, Storage & Peripherals
Apple, Inc.	320	52,692	0.56

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.	117	52,615	0.56

Trading Companies & Distributors
WW Grainger, Inc.	73	50,375	0.53

TOTAL COMMON STOCKS - LONG		$ 2,673,827

Transamerica Series Trust	Page 25

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

(h)	The significant reference entities underlying the corresponding total return swap as of March 31, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Moog, Inc., Class A	489	$ 49,293	0.56%

Automobile Components
Goodyear Tire & Rubber Co.	4,369	48,151	0.54

Beverages
Coca-Cola Consolidated, Inc.	96	51,156	0.58
Keurig Dr. Pepper, Inc.	1,392	49,115	0.55

		100,271

Chemicals
Koppers Holdings, Inc.	1,422	49,724	0.56

Communications Equipment
Juniper Networks, Inc.	1,563	53,795	0.61

Consumer Staples Distribution & Retail
Andersons, Inc.	1,279	52,855	0.60

Electric Utilities
ALLETE, Inc.	796	51,251	0.58
NRG Energy, Inc.	1,395	47,846	0.54
PG&E Corp.	3,142	50,806	0.57

		149,903

Electrical Equipment
Encore Wire Corp.	291	53,879	0.61

Electronic Equipment, Instruments & Components
Avnet, Inc.	1,054	47,627	0.54
ScanSource, Inc.	1,587	48,322	0.54
Vishay Intertechnology, Inc.	2,302	52,066	0.59

		148,015

Energy Equipment & Services
US Silica Holdings, Inc.	3,992	47,666	0.54

Food Products
Cal-Maine Foods, Inc.	909	55,363	0.62
Pilgrim’s Pride Corp.	2,065	47,863	0.54
Tyson Foods, Inc., Class A	809	48,010	0.54

		151,236

Health Care Equipment & Supplies
GE HealthCare Technologies, Inc.	692	56,749	0.64
QuidelOrtho Corp.	555	49,426	0.56

		106,175

Health Care Providers & Services
Pediatrix Medical Group, Inc.	3,200	47,712	0.54
Sotera Health Holdings LLC	2,720	48,707	0.55
Tenet Healthcare Corp.	893	53,053	0.60

		149,472

Hotels, Restaurants & Leisure
Bloomin’ Brands, Inc.	1,967	50,452	0.57
Boyd Gaming Corp.	744	47,696	0.54
Golden Entertainment, Inc.	1,202	52,320	0.59

		150,468

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Household Durables
Century Communities, Inc.	775	$ 49,560	0.56%
KB Home	1,288	51,751	0.58
M/I Homes, Inc.	811	51,138	0.58
Taylor Morrison Home Corp.	1,364	52,186	0.59

		204,635

Household Products
Energizer Holdings, Inc.	1,390	48,238	0.54

Leisure Products
Vista Outdoor, Inc.	1,819	50,399	0.57

Machinery
AGCO Corp.	362	48,953	0.55
Greenbrier Cos., Inc.	1,574	50,621	0.57
Hillenbrand, Inc.	1,009	47,969	0.54
Mueller Industries, Inc.	656	48,229	0.54

		195,772

Media
Warner Bros Discovery, Inc.	3,334	50,344	0.57

Multi-Utilities
Avista Corp.	1,196	50,756	0.57
MDU Resources Group, Inc.	1,599	48,752	0.55
Unitil Corp.	940	53,620	0.60

		153,128

Oil, Gas & Consumable Fuels
PBF Energy, Inc., Class A	1,213	52,595	0.59
Phillips 66	472	47,901	0.54

		100,496

Passenger Airlines
SkyWest, Inc.	2,532	56,141	0.63

Pharmaceuticals
Embecta Corp.	1,694	47,629	0.54

Semiconductors & Semiconductor Equipment
Skyworks Solutions, Inc.	406	47,842	0.54

Software
InterDigital, Inc.	667	48,597	0.55
Progress Software Corp.	849	48,799	0.55

		97,396

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	3,032	48,301	0.54

Textiles, Apparel & Luxury Goods
G-III Apparel Group Ltd.	3,251	50,560	0.57
PVH Corp.	605	53,907	0.61

		104,467

TOTAL COMMON STOCKS - LONG		$ 2,515,691

Transamerica Series Trust	Page 26

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Korea Government Bonds	67	06/20/2023	$5,894,395	$5,859,316	$—	$(35,079)
30-Year U.S. Treasury Bonds	58	06/21/2023	7,320,748	7,607,062	286,314	—
Brent Crude Oil (P)	54	10/31/2023	4,367,066	4,207,140	—	(159,926)
EURO STOXX 50® Index	419	06/16/2023	18,658,236	19,362,216	703,980	—
FTSE 100 Index	1	06/16/2023	93,065	94,235	1,170	—
Gold 100 oz (P)	29	06/28/2023	5,804,741	5,759,980	—	(44,761)
HSCEI China Index	171	04/27/2023	7,289,737	7,637,371	347,634	—
TOPIX Index	57	06/08/2023	8,574,805	8,600,979	26,174	—

Total					$1,365,272	$(239,766)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	(134)	06/30/2023	$(27,382,064)	$(27,664,719)	$—	$(282,655)
5-Year U.S. Treasury Notes	(561)	06/30/2023	(60,078,013)	(61,433,883)	—	(1,355,870)
10-Year Japan Government Bonds	(31)	06/13/2023	(33,874,256)	(34,582,715)	—	(708,459)
10-Year U.S. Treasury Notes	(65)	06/21/2023	(7,477,895)	(7,469,922)	7,973	—
10-Year U.S. Treasury Ultra Notes	(55)	06/21/2023	(6,414,451)	(6,662,734)	—	(248,283)
Euro-BTP Italy Government Bonds	(301)	06/08/2023	(35,593,254)	(36,571,885)	—	(978,631)
German Euro Bund	(15)	06/08/2023	(2,126,304)	(2,209,777)	—	(83,473)
MSCI Emerging Markets Index	(219)	06/16/2023	(10,546,499)	(10,900,725)	—	(354,226)
Nikkei 225 Index	(36)	06/08/2023	(3,740,956)	(3,823,687)	—	(82,731)
S&P 500® E-Mini Index	(344)	06/16/2023	(67,103,101)	(71,169,300)	—	(4,066,199)
U.S. Treasury Ultra Bonds	(10)	06/21/2023	(1,402,453)	(1,411,250)	—	(8,797)

Total					$7,973	$(8,169,324)

Total Futures Contracts					$1,373,245	$(8,409,090)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/11/2023	GBP	1,823,255	USD	2,198,873	$52,218	$—
BCLY	06/15/2023	USD	17,434,049	EUR	16,242,042	—	(256,826)
BCLY	06/15/2023	USD	254,016	HKD	1,986,148	98	—
BCLY	06/15/2023	USD	1,334,479	MXN	24,409,296	—	(26)
BCLY	06/15/2023	USD	39,012	SGD	52,299	—	(385)
BCLY	06/15/2023	JPY	2,068,861,609	USD	15,731,556	26,138	—

Transamerica Series Trust	Page 27

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	06/15/2023	MXN	42,474,611	USD	2,229,654	$92,517	$—
BCLY	06/15/2023	GBP	49,456	USD	60,200	901	—
BNP	05/11/2023	SGD	1,539,126	USD	1,171,051	—	(12,995)
BNP	05/11/2023	CNY	50,839,000	USD	7,602,889	—	(178,603)
BNP	06/15/2023	USD	1,065,801	CAD	1,440,193	—	(1,158)
BNP	06/15/2023	USD	446,340	GBP	360,204	1,321	—
BNP	06/15/2023	USD	424,727	HKD	3,322,721	—	(65)
BNP	06/15/2023	USD	2,308,708	JPY	303,552,065	—	(3,327)
BNP	06/15/2023	CZK	2,606,976	USD	116,851	3,153	—
BNP	06/15/2023	MXN	185,814,983	USD	9,755,092	403,784	—
BNP	06/15/2023	JPY	49,900,195	USD	376,605	3,465	—
BNP	06/15/2023	INR	3,677,809	USD	44,549	1	—
BNP	06/15/2023	COP	437,501,613	USD	90,165	2,336	—
BOA	05/11/2023	CHF	2,359,268	USD	2,580,127	10,070	—
BOA	05/11/2023	THB	44,086,332	USD	1,338,383	—	(43,363)
BOA	05/11/2023	EUR	4,954,397	USD	5,409,954	—	(24,288)
GSI	05/11/2023	USD	640,528	JPY	84,795,000	—	(2,210)
GSI	05/11/2023	RON	1,821,720	USD	401,376	—	(2,658)
GSI	05/11/2023	NZD	113,085	USD	72,235	—	(1,519)
GSI	05/11/2023	PEN	1,940,000	USD	503,452	10,662	—
GSI	05/11/2023	KRW	5,170,194,834	USD	4,237,621	—	(255,975)
GSI	06/15/2023	USD	43,777,940	BRL	227,561,373	—	(492,547)
GSI	06/15/2023	USD	8,229	DKK	56,765	—	(77)
GSI	06/15/2023	USD	31,419	HKD	245,711	6	—
GSI	06/15/2023	USD	12,181	NOK	127,996	—	(87)
GSI	06/15/2023	USD	177,983	SGD	238,681	—	(1,810)
GSI	06/15/2023	CLP	185,762,384	USD	227,427	4,253	—
GSI	06/15/2023	CHF	5,804,232	USD	6,419,801	—	(23,354)
GSI	06/15/2023	AUD	254,854	USD	170,397	437	—
GSI	06/15/2023	SEK	9,746,514	USD	934,823	7,996	—
GSI	06/15/2023	JPY	3,103,877,063	USD	23,424,603	216,392	—
GSI	06/15/2023	MXN	44,568,299	USD	2,339,813	96,824	—
GSI	06/15/2023	EUR	10,545,053	USD	11,413,696	72,003	—
JPM	05/11/2023	USD	5,834,533	AUD	8,340,301	251,106	—
JPM	05/11/2023	USD	2,514,495	EUR	2,350,679	—	(40,805)
JPM	05/11/2023	USD	7,558,280	GBP	6,229,617	—	(133,148)
JPM	05/11/2023	USD	1,481,150	IDR	22,325,846,000	—	(6,071)
JPM	05/11/2023	NOK	2,755,235	USD	272,410	—	(8,743)
JPM	05/11/2023	PLN	3,985,600	USD	913,891	7,078	—
JPM	05/11/2023	CAD	2,177,813	USD	1,589,153	23,288	—
JPM	05/11/2023	SEK	10,283,171	USD	988,872	4,150	—
JPM	05/11/2023	EUR	997,000	USD	1,074,426	9,360	—
JPM	05/11/2023	CNY	4,810,000	USD	702,651	—	(222)
JPM	06/15/2023	USD	674,541	AUD	1,003,467	1,893	—
JPM	06/15/2023	USD	1,989,745	CNH	13,594,637	—	(561)
JPM	06/15/2023	USD	276,701	DKK	1,909,451	—	(2,694)
JPM	06/15/2023	USD	291,350	EUR	267,020	511	—
JPM	06/15/2023	USD	5,525,963	NZD	8,884,327	—	(29,328)
JPM	06/15/2023	USD	355,503	SGD	476,481	—	(3,421)
JPM	06/15/2023	CHF	998,470	USD	1,104,292	—	(3,947)
JPM	06/15/2023	GBP	3,423,009	USD	4,166,949	62,060	—
JPM	06/15/2023	JPY	1,481,720,586	USD	11,221,563	64,113	—
JPM	06/15/2023	MXN	29,563,865	USD	1,551,913	64,402	—
JPM	06/15/2023	EUR	1,826,923	USD	1,988,153	1,737	—
UBS	05/11/2023	USD	910,915	CAD	1,213,077	12,759	—
UBS	05/11/2023	USD	1,896,777	MXN	36,328,966	—	(102,988)
UBS	05/11/2023	USD	1,872,791	NZD	3,012,145	—	(10,789)
UBS	05/11/2023	HUF	127,552,731	USD	346,075	13,098	—
UBS	05/11/2023	DKK	850,698	USD	124,690	—	(506)
UBS	05/11/2023	JPY	1,639,558,997	USD	12,740,214	—	(312,502)
UBS	05/11/2023	SEK	5,601,839	USD	536,812	4,145	—
UBS	05/11/2023	CAD	2,213,392	USD	1,614,270	24,513	—
UBS	05/11/2023	AUD	3,390,266	USD	2,284,585	—	(14,965)
UBS	05/11/2023	EUR	5,068,229	USD	5,397,218	112,188	—
UBS	06/15/2023	USD	815,841	CAD	1,114,316	—	(9,694)
UBS	06/15/2023	USD	32,026,580	CNY	221,326,090	—	(392,532)
UBS	06/15/2023	USD	346,725	HKD	2,711,047	133	—

Transamerica Series Trust	Page 28

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	06/15/2023	USD	671,319	KRW	881,012,010	$—	$(8,579)
UBS	06/15/2023	USD	278,293	NOK	2,924,375	—	(1,992)
UBS	06/15/2023	USD	157,194	SGD	210,718	—	(1,537)
UBS	06/15/2023	USD	9,155	THB	313,832	—	(94)
UBS	06/15/2023	USD	8,985,110	TWD	274,014,871	—	(88,681)
UBS	06/15/2023	SEK	5,736,056	USD	550,292	4,580	—
UBS	06/15/2023	TRY	648,046	USD	32,411	—	(2,613)
UBS	06/15/2023	HUF	59,214,065	USD	158,184	6,811	—
UBS	06/15/2023	IDR	867,667,177	USD	56,017	1,733	—
UBS	06/15/2023	AUD	195,006	USD	130,389	328	—
UBS	06/15/2023	GBP	1,151,964	USD	1,402,217	20,995	—
UBS	06/15/2023	MXN	50,076,150	USD	2,628,669	109,094	—
UBS	06/15/2023	ILS	1,662,618	USD	460,719	3,019	—
UBS	06/15/2023	USD	125,020	ZAR	2,290,700	—	(2,776)

Total						$1,807,669	$(2,480,461)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	28.4%	$300,054,112
Banks	6.5	69,196,790
U.S. Government Obligations	4.9	51,973,756
U.S. Government Agency Obligations	4.4	46,722,601
Oil, Gas & Consumable Fuels	2.6	27,541,750
Pharmaceuticals	2.0	20,925,519
Insurance	1.8	19,289,617
Software	1.8	19,041,066
Mortgage-Backed Securities	1.6	16,400,528
Semiconductors & Semiconductor Equipment	1.5	16,319,195
Technology Hardware, Storage & Peripherals	1.4	15,176,482
Electric Utilities	1.3	13,769,678
Capital Markets	1.2	13,115,376
Metals & Mining	1.2	12,148,399
Diversified Telecommunication Services	1.1	11,903,022
Health Care Equipment & Supplies	1.0	10,155,545
Hotels, Restaurants & Leisure	1.0	10,154,098
Financial Services	0.9	9,179,011
Chemicals	0.8	8,907,202
Interactive Media & Services	0.8	8,170,113
Health Care Providers & Services	0.8	8,049,874
Food Products	0.7	7,849,972
Broadline Retail	0.7	7,104,183
Automobiles	0.7	7,078,973
Textiles, Apparel & Luxury Goods	0.7	7,060,763
Machinery	0.6	6,504,594
Beverages	0.6	6,258,253
Consumer Staples Distribution & Retail	0.5	5,747,704
Biotechnology	0.5	5,746,339
Aerospace & Defense	0.5	5,652,386
Ground Transportation	0.5	5,518,593
Specialty Retail	0.5	4,951,051
IT Services	0.5	4,714,079
Media	0.4	4,705,540
Life Sciences Tools & Services	0.4	4,305,740
Wireless Telecommunication Services	0.4	4,255,740
Entertainment	0.4	4,054,519
Professional Services	0.4	3,742,621
Tobacco	0.3	3,641,410
Paper & Forest Products	0.3	3,530,401
Electrical Equipment	0.3	3,508,868
Industrial Conglomerates	0.3	3,405,679
Household Products	0.3	3,311,855
Real Estate Management & Development	0.3	3,271,989
Personal Care Products	0.3	3,252,300
Specialized REITs	0.3	3,197,915

Transamerica Series Trust	Page 29

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Asset-Backed Securities	0.3%		$2,891,714
Multi-Utilities	0.3		2,818,505
Electronic Equipment, Instruments & Components	0.2		2,276,508
Commercial Services & Supplies	0.2		2,202,289
Building Products	0.2		2,026,580
Air Freight & Logistics	0.2		1,987,043
Communications Equipment	0.2		1,985,772
Industrial REITs	0.2		1,966,404
Internet & Catalog Retail	0.2		1,792,975
Construction & Engineering	0.1		1,477,321
Trading Companies & Distributors	0.1		1,402,253
Consumer Finance	0.1		1,381,155
Construction Materials	0.1		1,271,284
Retail REITs	0.1		1,032,755
Household Durables	0.1		863,107
Automobile Components	0.1		773,025
Residential REITs	0.1		765,529
Containers & Packaging	0.1		726,141
Independent Power & Renewable Electricity Producers	0.1		688,895
Transportation Infrastructure	0.1		669,180
Energy Equipment & Services	0.1		643,944
Municipal Government Obligation	0.1		640,676
Gas Utilities	0.1		575,317
Marine Transportation	0.0	(F)	390,012
Water Utilities	0.0	(F)	363,311
Diversified REITs	0.0	(F)	360,908
Health Care REITs	0.0	(F)	344,323
Distributors	0.0	(F)	296,508
Office REITs	0.0	(F)	271,808
Passenger Airlines	0.0	(F)	256,940
Health Care Technology	0.0	(F)	120,015
Diversified Consumer Services	0.0	(F)	115,465
Leisure Products	0.0	(F)	64,859
Hotel & Resort REITs	0.0	(F)	53,856
Mortgage Real Estate Investment Trusts	0.0	(F)	40,723

Investments	81.8		866,102,301
Short-Term Investments	18.2		192,119,641

Total Investments	100.0%		$1,058,221,942

INVESTMENT VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Common Stocks	$187,679,834	$145,484,837	$137,503	$333,302,174
Preferred Stocks	—	899,434	—	899,434
Asset-Backed Securities	—	2,891,714	—	2,891,714
Convertible Bonds	—	7,925	237,120	245,045
Corporate Debt Securities	—	111,708,354	1,263,907	112,972,261
Foreign Government Obligations	—	300,054,112	—	300,054,112
Mortgage-Backed Securities	—	16,400,528	—	16,400,528
Municipal Government Obligation	—	640,676	—	640,676
U.S. Government Agency Obligations	—	46,722,601	—	46,722,601
U.S. Government Obligations	—	51,973,756	—	51,973,756
Short-Term U.S. Government Obligation	—	781,160	—	781,160
Other Investment Company	16,286,015	—	—	16,286,015
Repurchase Agreements	—	175,052,466	—	175,052,466

Total Investments	$203,965,849	$852,617,563	$1,638,530	$1,058,221,942

Transamerica Series Trust	Page 30

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$1,201,354	$—	$1,201,354
Over-the-Counter Total Return Swap Agreements	—	11,091,179	—	11,091,179
Futures Contracts (V)	1,373,245	—	—	1,373,245
Forward Foreign Currency Contracts (V)	—	1,807,669	—	1,807,669

Total Other Financial Instruments	$1,373,245	$14,100,202	$—	$15,473,447

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(2,702,704)	$—	$(2,702,704)
Over-the-Counter Total Return Swap Agreements	—	(7,466,009)	—	(7,466,009)
Futures Contracts (V)	(8,409,090)	—	—	(8,409,090)
Forward Foreign Currency Contracts (V)	—	(2,480,461)	—	(2,480,461)

Total Other Financial Instruments	$(8,409,090)	$(12,649,174)	$—	$(21,058,264)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (H)	$—	$—	$53,321	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $29,680,684, collateralized by cash collateral of $16,286,015 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $14,644,443. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Restricted securities. At March 31, 2023, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Pty Ltd.	10/25/2018	$1,059,498	$1	0.0	%(F)
Convertible Bonds	REI Agro Ltd. 5.50%, 11/13/2014	05/02/2014	395,548	2,147	0.0	(F)
Convertible Bonds	Bio City Development Co. BV 8.00%, 07/06/2024	05/02/2014	1,734,480	237,120	0.0	(F)

Total			$3,189,526	$239,268	0.0	%(F)

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2023, the total value of securities is $1,690,852, representing 0.2% of the Portfolio’s net assets.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the total value of 144A securities is $45,446,067, representing 4.2% of the Portfolio’s net assets.
(H)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(I)	Securities deemed worthless.
(J)	Rates disclosed reflect the yields at March 31, 2023.
(K)	Floating or variable rate securities. The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(L)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2023, the total value of such securities is $245,045, representing less than 0.1% of the Portfolio’s net assets.
(M)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2023, the total value of Regulation S securities is $132,724,489, representing 12.3% of the Portfolio’s net assets.
(N)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(O)	Perpetual maturity. The date displayed is the next call date.
(P)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(Q)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(R)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $710,420.

Transamerica Series Trust	Page 31

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(S)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(T)	The Portfolio recognized transfers in and out of Level 3 as of March 31, 2023. Please reference the Investment Valuation section of the Notes to Consolidated Schedule of Investments for more information regarding investment valuation and pricing inputs.
(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
TOPIX	Tokyo Price Index

Transamerica Series Trust	Page 32

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Page 33

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 34